Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	PLUG POWER INC
Entity Central Index Key	0001093691
Trading Symbol	plug
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1 to FORM S-1
Document Fiscal Year Focus	2012

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 9,461,404	[1]	$ 13,856,893	$ 10,955,403
Available-for-sale securities				10,403,315
Accounts receivable, less allowance of $0 at September 30, 2012, December 31, 2011 and $10,160 in 2010	7,661,038	[1]	13,388,909	4,196,361
Inventory	13,005,120	[1]	10,354,707	10,539,116
Assets held for sale				1,000,000
Prepaid expenses and other current assets	1,552,429	[1]	1,894,014	1,584,466
Total current assets	31,679,991	[1]	39,494,523	38,678,661
Restricted cash				525,000
Property, plant, and equipment (net of accumulated depreciation of $26,913,460 at September 30, 2012 and $25,616,113 at December 31, 2011)	7,404,490	[1]	8,686,840	9,838,631
Investment in leased property, net				263,239
Note Receivable	585,611	[1]
Intangible assets, net	5,896,909	[1]	7,474,636	9,871,394
Total assets	45,567,001	[1]	55,655,999	59,176,925
Current liabilities:
Accounts payable	5,541,807	[1]	4,668,721	3,560,048
Accrued expenses	2,075,772	[1]	3,172,998	4,336,229
Product warranty reserve	2,968,613	[1]	1,210,909	862,480
Borrowings under line of credit	1,000,000	[1]	5,405,110
Current portion long term debt				9,956
Deferred revenue	4,175,560	[1]	2,505,175	2,452,840
Other current liabilities	334,085	[1]	80,000	1,901,372
Total current liabilities	16,095,837	[1]	17,042,913	13,122,925
Common stock warrant liability	1,594,323	[1]	5,320,990
Deferred revenue	3,567,583	[1]	3,036,829	1,896,910
Other liabilities	1,264,621	[1]	1,219,602	1,243,728
Total liabilities	22,522,364	[1]	26,620,334	16,263,562
Stockholders' equity:
Common stock, $0.01 par value per share; 245,000,000 shares authorized; Issued (including shares in treasury): 38,197,255 at September 30, 2012, 22,924,411 at December 31, 2011and 13,369,924 at December 31, 2010	381,973	[1]	229,244	133,699
Additional paid-in capital	801,351,649	[1]	784,213,871	770,863,164
Accumulated other comprehensive income	1,035,329	[1]	928,744	965,868
Accumulated deficit	(778,171,932)	[1]	(754,783,812)	(727,329,858)
Less common stock in treasury:165,906 shares at September 30, 2012 and December 31, 2011 and 180,449 shares at December 31, 2010	(1,552,382)	[1]	(1,552,382)	(1,719,510)
Total stockholders' equity	23,044,637	[1]	29,035,665	42,913,363
Total liabilities and stockholders' equity	$ 45,567,001	[1]	$ 55,655,999	$ 59,176,925

[1]	(Unaudited)

Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Accounts receivable allowances (in dollars)	$ 0	[1]	$ 0	$ 10,160
Accumulated depreciation on property, plant and equipment (in dollars)	$ 26,913,460	[1]	$ 25,616,113
Common stock, par value (in dollars per share )	$ 0.01	[1]	$ 0.01	$ 0.01
Common stock shares, authorized	245,000,000	[1]	245,000,000	245,000,000
Common stock shares, Issued	38,197,255	[1]	22,924,411	13,369,924
Treasury shares	165,906	[1]	165,906	180,449

[1]	(Unaudited)

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Income Statement [Abstract]
Product and service revenue	$ 4,273,385	[1]	$ 4,312,885	[1]	$ 18,711,555	[1]	$ 11,927,135	[1]	$ 23,223,265	$ 15,738,841		$ 4,832,773
Research and development contract revenue	502,269	[1]	994,244	[1]	1,475,338	[1]	3,342,187	[1]	3,886,114	3,597,870		7,459,783
Licensed technology revenue			163,125	[1]			489,375	[1]	516,563	135,938
Total revenue	4,775,654	[1]	5,470,254	[1]	20,186,893	[1]	15,758,697	[1]	27,625,942	19,472,649		12,292,556
Cost of product and service revenue	10,848,860	[1]	7,565,994	[1]	28,552,076	[1]	19,187,617	[1]	30,669,602	23,111,151		7,246,453
Cost of research and development contract revenue	791,322	[1]	1,695,171	[1]	2,389,844	[1]	5,505,767	[1]	6,232,210	6,370,797		12,433,361
Research and development expense	1,284,975	[1]	1,478,847	[1]	4,089,509	[1]	3,647,821	[1]	5,655,748	12,901,170		16,324,373
Selling, general and administrative expenses	3,053,434	[1]	3,606,505	[1]	10,556,495	[1]	11,051,020	[1]	14,545,965	25,572,364		15,426,806
Gain on sale of leased assets			(673,358)	[1]			(673,358)	[1]	(673,358)	(3,217,594)
Amortization of intangible assets	578,090	[1]	584,606	[1]	1,726,854	[1]	1,754,568	[1]	2,322,876	2,263,627		2,132,333
Operating loss	(11,781,027)	[1]	(8,787,511)	[1]	(27,127,885)	[1]	(24,714,738)	[1]	(31,127,101)	(47,528,866)		(41,270,770)
Interest and other income and net realized losses from available-for-sale securities	80,046	[1]	99,740	[1]	171,260	[1]	220,862	[1]	248,430	1,056,932		1,689,299
Change in fair value of common stock warrant liability	1,434,866	[1]	2,414,267	[1]	3,726,667	[1]	4,204,787	[1]	3,447,153
Change in fair value of auction rate securities repurchase agreement										(5,977,822)		(4,246,524)
Net trading gain										5,977,822		4,246,524
Interest and other expense and foreign currency gain (loss)	(59,349)	[1]	(17,042)	[1]	(158,162)	[1]	2,675	[1]	(22,436)	(486,987)		(1,127,081)
Net loss	$ (10,325,464)	[1]	$ (6,290,546)	[1]	$ (23,388,120)	[1]	$ (20,286,414)	[1]	$ (27,453,954)	$ (46,958,921)		$ (40,708,552)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.27)	[1]	$ (0.28)	[1]	$ (0.71)	[1]	$ (1.16)	[1]	$ (1.46)	$ (3.58)	[2]	$ (3.15)	[2]
Weighted average number of common shares outstanding (in shares)	37,977,052	[1]	22,676,114	[1]	33,107,175	[1]	17,441,767	[1]	18,778,066	13,123,162	[2]	12,911,066	[2]

[1]	(Unaudited)
[2]	Share and per share information for the prior periods has been retroactively adjusted to reflect the May 19, 2011 one-for-ten reverse stock split of the Company's common stock.

Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $)	3 Months Ended				9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Statement Of Other Comprehensive Income [Abstract]
Net Loss	$ (10,325,464)	[1]	$ (6,290,546)	[1]	$ (23,388,120)	[1]	$ (20,286,414)	[1]
Other comprehensive (loss) income:
Foreign currency translation gain	110,625	[1]	(160,205)	[1]	106,585	[1]	(74,173)	[1]
Unrealized gain on available-for-sale securities							18,502	[1]
Comprehensive Loss	$ (10,214,839)	[1]	$ (6,450,751)	[1]	$ (23,281,535)	[1]	$ (20,342,085)	[1]

[1]	(Unaudited)

Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net loss	$ (23,388,120)	[1]	$ (20,286,414)	[1]	$ (27,453,954)	$ (46,958,921)	$ (40,708,552)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	1,459,159	[1]	1,600,143	[1]	2,132,117	4,969,263	3,634,668
Amortization of intangible assets	1,726,854	[1]	1,754,568	[1]	2,322,876	2,263,627	2,132,333
Stock-based compensation	1,500,352	[1]	1,602,097	[1]	1,452,259	1,174,576	1,928,501
Loss on disposal of property, plant and equipment	57,680	[1]	308,902	[1]	308,621	86,794	504,397
Gain on sale of leased assets			673,358	[1]	673,358	(290,491)
Provision for bad debts						10,160	92,560
Realized loss on available for sale securities			22,421	[1]	22,421
Net unrealized gains on trading securities						(5,977,822)	(4,246,524)
Change in fair value of auction rate debt securities repurchase agreement	(3,726,667)	[1]	(4,204,787)	[1]		5,977,822	4,246,524
Gain on repayable government assistance							324,300
Change in fair value of common stock warrant liability					3,447,153
Changes in operating assets and liabilities:
Accounts receivable	5,728,228	[1]	(1,028,099)	[1]	(9,192,901)	(2,193,325)	65,440
Inventory	(2,650,413)	[1]	5,303,221	[1]	1,438,195	(4,409,582)	(95,935)
Prepaid expenses and other current assets	341,585	[1]	(180,390)	[1]	(310,089)	1,624,422	(684,277)
Issuance of note receivable	585,611	[1]
Accounts payable, accrued expenses, product warranty reserve and other liabilities	1,787,625	[1]	(2,914,462)	[1]	(1,101,356)	2,618,994	(3,944,407)
Deferred revenue	2,201,139	[1]	(456,295)	[1]	1,192,255	(246,968)	(828,675)
Net cash used in operating activities	(15,548,189)	[1]	(19,152,453)	[1]	(33,310,067)	(40,770,469)	(38,228,247)
Cash Flows From Investing Activities:
Purchase of property, plant, and equipment	(292,389)	[1]	(1,156,163)	[1]	(1,326,144)	(1,100,478)	(532,960)
Investment in leased property, net						(2,233,334)	(2,461,526)
Restricted cash			525,000	[1]	525,000	1,740,405	(2,265,405)
Proceeds from sale of leased assets			673,358	[1]	673,358	3,221,168
Proceeds from trading securities						59,375,001	3,500,000
Proceeds from disposal of property, plant and equipment	57,900	[1]	45,000	[1]	46,650	121,564	223,000
Proceeds from maturities and sales of available-for-sale securities			10,399,396	[1]	10,399,396	79,754,039	137,555,930
Purchases of available-for-sale securities						42,311,734	161,803,208
Net cash (used in) provided by investing activities	(234,489)	[1]	10,486,591	[1]	10,318,260	98,566,631	(25,784,169)
Cash Flows From Financing Activities:
Purchase of treasury stock			(158,492)	[1]	(158,492)	(441,506)	(534,418)
Proceeds from issuance of common stock and warrants	17,192,500	[1]	22,583,877	[1]	22,583,877
Proceeds from stock option exercises and employee stock purchase plan							76,493
Stock issuance costs	(1,402,230)	[1]	(1,891,378)	[1]	(1,891,378)
Proceeds (repayment) of borrowings under line of credit	(4,405,110)	[1]			5,405,110	(59,375,000)	(3,500,000)
Proceeds from long-term debt							1,793,461
Principal payments on long-term debt			(9,956)	[1]	(9,956)	(1,561,371)	(229,602)
Net cash provided by financing activities	11,385,160	[1]	20,524,051	[1]	25,929,161	(61,377,877)	(2,394,066)
Effect of exchange rate changes on cash	2,029	[1]	(11,407)	[1]	(35,864)	(43,865)	142,965
(Decrease) increase in cash and cash equivalents	(4,395,489)	[1]	11,846,782	[1]	2,901,490	(3,625,580)	(66,263,517)
Cash and cash equivalents, beginning of period	13,856,893		10,955,403		10,955,403	14,580,983	80,844,500
Cash and cash equivalents, end of period	$ 9,461,404	[1]	$ 22,802,185		$ 13,856,893	$ 10,955,403	$ 14,580,983

[1]	(Unaudited)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE LOSS (USD $)	Common Stock	Additional Paid-in-Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Accumulated Deficit	Total		Total Comprehensive Loss
Balance at Dec. 31, 2008	$ 1,281,640	$ 765,347,706	$ (359,253)	$ (743,586)	$ (639,662,385)	$ 125,864,122
Balance at December 31, 2011 (shares) at Dec. 31, 2008	12,816,400			40,211
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(40,708,552)	(40,708,552)		(40,708,552)
Foreign currency translation gain			1,293,770			1,293,770		1,293,770
Unrealized loss on available-for-sale securities, net of reclassification adjustments for realized net losses and gains			(131,308)			(131,308)		(131,308)
Total comprehensive loss								(39,546,090)
Stock based compensation	22,190	2,264,858				2,287,048
Stock based compensation (in shares)	221,900
Stock issued under employee stock purchase plan	2,083	196,008				198,091
Stock issued under employee stock purchase plan (in shares)	20,824
Purchase of treasury shares				(534,418)		(534,418)
Purchase of treasury shares (in shares)				58,409
Balance at Dec. 31, 2009	1,305,913	767,808,572	803,209	(1,278,004)	(680,370,937)	88,268,753
Balance (in shares) at Dec. 31, 2009	13,059,124			98,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(46,958,921)	(46,958,921)		(46,958,921)
Foreign currency translation gain			276,959			276,959		276,959
Unrealized loss on available-for-sale securities, net of reclassification adjustments for realized net losses and gains			(114,300)			(114,300)		(114,300)
Total comprehensive loss								(46,796,262)
Stock based compensation	31,079	1,851,299				1,882,378
Stock based compensation (in shares)	310,800
Reclassification adjustment - stock split	(1,203,293)	1,203,293
Purchase of treasury shares				(441,506)		(441,506)
Purchase of treasury shares (in shares)				81,829
Balance at Dec. 31, 2010	133,699	770,863,164	965,868	(1,719,510)	(727,329,858)	42,913,363
Balance (in shares) at Dec. 31, 2010	13,369,924			180,449
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(27,453,954)	(27,453,954)		(27,453,954)
Foreign currency translation gain			(55,626)			(55,626)		(55,626)
Unrealized loss on available-for-sale securities, net of reclassification adjustments for realized net losses and gains			18,502			18,502		18,502
Total comprehensive loss								(27,491,078)
Stock based compensation	2,217	1,848,330		(3,030)		1,847,517
Stock based compensation (in shares)	221,737			833
Public offering common stock, net	93,328	11,831,027				11,924,355
Public offering common stock, net (in shares)	9,332,750
Issuance of treasury shares		(328,650)		328,650
Issuance of treasury shares (in shares)				(35,000)
Purchase of treasury shares				(158,492)		(158,492)
Purchase of treasury shares (in shares)				19,624
Balance at Dec. 31, 2011	229,244	784,213,871	928,744	(1,552,382)	(754,783,812)	29,035,665
Balance (in shares) at Dec. 31, 2011	22,924,411			165,906
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(23,388,120)	(23,388,120)	[1]
Foreign currency translation gain			106,585			106,585	[1]
Stock based compensation	3,229	1,497,008				1,500,237
Stock based compensation (in shares)	322,844
Public offering common stock, net	149,500	15,640,770				15,790,270
Public offering common stock, net (in shares)	14,950,000
Balance at Sep. 30, 2012	$ 381,973	$ 801,351,649	$ 1,035,329	$ (1,552,382)	$ (778,171,932)	$ 23,044,637	[1]
Balance (in shares) at Sep. 30, 2012	38,197,255			165,906

[1]	(Unaudited)

Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Nature Of Operations [Abstract]
Nature of Operations

1. Nature of Operations

Description of Business

Plug Power Inc., or the Company, is a leading provider of alternative energy technology and is involved in the design, development, commercialization and manufacture of fuel cell systems for the industrial off-road (forklift or material handling) market.

We are focused on proton exchange membrane, or PEM, fuel cell and fuel processing technologies and fuel cell/battery hybrid technologies, from which multiple products are available. A fuel cell is an electrochemical device that combines hydrogen and oxygen to produce electricity and heat without combustion. Hydrogen is derived from hydrocarbon fuels such as liquid petroleum gas (LPG), natural gas, propane, methanol, ethanol, gasoline or biofuels. Hydrogen can also be obtained from the electrolysis of water. Hydrogen can be purchased directly from industrial gas providers or can be produced on-site at consumer locations.

 We concentrate our efforts on developing, manufacturing and selling our hydrogen-fueled PEM GenDrive® products on commercial terms for industrial off-road (forklift or material handling) applications, with a focus on multi-shift high volume manufacturing and high throughput distribution sites.

We have previously invested in development and sales activities for low-temperature remote-prime power GenSys® products and our GenCore® product, which is a hydrogen fueled PEM fuel cell system to provide back-up power for critical infrastructure. While Plug Power will continue to service and support GenSys and/or GenCore products on a limited basis, our main focus is our GenDrive product line.

We sell our products worldwide, with a primary focus on North America, through our direct product sales force, original equipment manufacturers (OEMs) and their dealer networks. We sell to business, industrial and government customers.

We were organized in the State of Delaware on June 27, 1997 and became a public company listed on the NASDAQ exchange on October 29, 1999. We were originally a joint venture between Edison Development Corporation and Mechanical Technology Incorporated. In 2007, we acquired all the issued and outstanding equity of Cellex Power Products, Inc. (Cellex) and General Hydrogen Corporation (General Hydrogen). Through these acquisitions, and our continued GenDrive product development efforts, Plug Power became the first fuel cell company to offer a complete suite of products: Class 1 - sit-down counterbalance trucks, Class 2 – stand-up reach trucks and Class 3 – rider pallet trucks.

Unless the context indicates otherwise, the terms “Company,” “Plug Power,” “we,” “our” or “us” as used herein refers to Plug Power Inc. and its subsidiaries.

Liquidity

As of September 30, 2012, we had approximately $15.6 million of working capital, which includes $9.5 million of cash and cash equivalents to fund our future operations. Additionally, as of March 30, 2012, we executed a Second Loan Modification Agreement with Silicon Valley Bank which increased our credit facility, providing us access of up to $15 million in financing, subject to borrowing base limitations, to support working capital needs. Based on the borrowing base calculation and our current outstanding loan balance, the availability under this facility at September 30, 2012 was approximately $1.9 million (see Note 4, Loan and Security Agreement, of the condensed consolidated financial statements). We believe that our current cash, cash equivalents and cash generated from future sales, in conjunction with the availability of the credit facility, will provide sufficient liquidity to fund operations into 2013. This projection is based on our current expectations regarding product sales, cost structure, cash burn rate and operating assumptions.

In the event that our operating expenses are higher than anticipated or the gross margins and shipments of our GenDrive products do not increase as we expect, we may be required to implement contingency plans within our control to conserve and/or enhance our liquidity to meet operating needs. Such plans include: our ability to further reduce discretionary expenses, monetize our real estate assets through a sale-leaseback arrangement and obtain additional funding from licensing the use of our technologies. Our cash requirements relate primarily to working capital needed to operate and grow our business, including funding operating expenses, growth in inventory to support both shipments of new units and servicing the installed base, and continued development and expansion of our products. Our ability to achieve profitability and meet future liquidity needs and capital requirements will depend upon numerous factors, including the timing and quantity of product orders and shipments, the timing and amount of our operating expenses; the timing and costs of working capital needs; the timing and costs of building a sales base; the timing and costs of developing marketing and distribution channels; the timing and costs of product service requirements; the timing and costs of hiring and training product staff; the extent to which our products gain market acceptance; the timing and costs of product development and introductions; the extent of our ongoing and any new research and development programs; and changes in our strategy or our planned activities. As a result, we can provide no assurance that we will be able to fund our operations without additional external financing.

Alternatives we would consider for additional funding include equity or debt financing, a sale-leaseback of our real estate, or licensing of our technology. In addition to raising capital, we may also consider strategic alternatives including business combinations, strategic alliances or joint ventures. Under such conditions, if we are unable to obtain additional capital in 2013, we may not be able to sustain our future operations and may be required to delay, reduce and/or cease our operations and/or seek bankruptcy protection. We cannot assure you that any necessary additional financing will be available on terms favorable to us, or at all. Given the difficult current economic environment, we believe that it could be difficult to raise additional funds and there can be no assurance as to the availability of additional financing or the terms upon which additional financing may be available. Additionally, even if we raise sufficient capital through equity or debt financing, strategic alternatives or otherwise, there can be no assurances that the revenue or capital infusion will be sufficient to enable us to develop our business to a level where it will be profitable or generate positive cash flow. If we raise additional funds through the issuance of equity or convertible debt securities, the percentage ownership of our stockholders could be significantly diluted, and these newly issued securities may have rights, preferences or privileges senior to those of existing stockholders. If we incur additional debt, a substantial portion of our operating cash flow may be dedicated to the payment of principal and interest on such indebtedness, thus limiting funds available for our business activities. The terms of any debt securities issued could also impose significant restrictions on our operations. Broad market and industry factors may seriously harm the market price of our common stock, regardless of our operating performance, and may adversely impact our ability to raise additional funds. Similarly, if our common stock is delisted from the NASDAQ Capital Market, it may limit our ability to raise additional funds (see Note 14, Subsequent Events). If we raise additional funds through collaborations and/or licensing arrangements, we might be required to relinquish significant rights to our technologies, or grant licenses on terms that are not favorable to us.

1. Nature of Operations

Description of Business

Plug Power Inc., or the Company, is a leading provider of alternative energy technology focused on the design, development, commercialization and manufacture of fuel cell systems for the industrial off-road (forklift or material handling) market.

We are focused on proton exchange membrane, or PEM, fuel cell and fuel processing technologies and fuel cell/battery hybrid technologies, from which multiple products are available. A fuel cell is an electrochemical device that combines hydrogen and oxygen to produce electricity and heat without combustion. Hydrogen is derived from hydrocarbon fuels such as liquid petroleum gas (LPG), natural gas, propane, methanol, ethanol, gasoline or biofuels. Hydrogen can also be obtained from the electrolysis of water. Hydrogen can be purchased directly from industrial gas providers or can be produced on-site at consumer locations.

We concentrate our efforts on developing, manufacturing and selling our hydrogen-fueled PEM GenDrive® products on commercial terms for industrial off-road (forklift or material handling) applications, with a focus on multi-shift high volume manufacturing and high throughput distribution sites.

We have previously invested in development and sales activities for low-temperature remote-prime power GenSys® products and our GenCore® product, which is a hydrogen fueled PEM fuel cell system to provide back-up power for critical infrastructure. While Plug Power will continue to service and support GenSys and/or GenCore products on a limited basis, our main focus is our GenDrive product line.

We sell our products worldwide, with a primary focus on North America, through our direct product sales force, original equipment manufacturers (OEMs) and their dealer networks. We sell to business, industrial and government customers.

We were organized in the State of Delaware on June 27, 1997 and became a public company listed on the NASDAQ exchange on October 29, 1999. We were originally a joint venture between Edison Development Corporation and Mechanical Technology Incorporated. In 2007, we acquired all the issued and outstanding equity of Cellex Power Products, Inc. (Cellex) and General Hydrogen Corporation (General Hydrogen). Through these acquisitions, and our continued GenDrive product development efforts, Plug Power became the first fuel cell company to offer a complete suite of products; Class 1 - sit-down counterbalance trucks, Class 2 – stand-up reach trucks and Class 3 – rider pallet trucks.

Effective April 1, 2010, the Company was no longer considered a development stage enterprise since its principal operations began to provide more than insignificant revenues as the Company received orders from repeat customers, increased its customer base and had a significant backlog. Prior to April 1, 2010, the Company was considered a development stage enterprise because substantially all of our resources and efforts were aimed at the discovery of new knowledge that could lead to significant improvement in fuel cell reliability and durability, and the establishment, expansion and stability of markets for our products.

Unless the context indicates otherwise, the terms “Company,” “Plug Power,” “we,” “our” or “us” as used herein refers to Plug Power Inc. and its subsidiaries.

Liquidity

We have experienced recurring operating losses and as of December 31, 2011, we had an accumulated deficit of approximately $754.8 million. Substantially all of our losses resulted from costs incurred in connection with our manufacturing operations, research and development expenses and from general and administrative costs associated with our operations. To date, we have funded our operations primarily through private and public offerings of our common and preferred stock, our line of credit and maturities and sales of our available-for-sale securities. We anticipate incurring substantial additional losses and may never achieve profitability. Our May 2010 restructuring plan, which involved focusing on our GenDrive business and consolidating our operations into our Latham, New York facility, was expected to reduce these losses going forward. This restructuring significantly reduced our operating expenses in 2011.

As of December 31, 2011, we had approximately $22.5 million of working capital, which includes $13.9 million of cash and cash equivalents to fund our future operations. Additionally, on August 9, 2011, we entered into a revolving credit facility arrangement with Silicon Valley Bank (SVB) providing availability to an additional $7 million to support working capital needs. The Loan Agreement will expire on August 8, 2012. See Note 8, Loan and Security Agreement, for additional information regarding the revolving credit facility. On March 28, 2012 and March 29, 2012, the Company completed a public offering of common stock, with net proceeds totaling $15.7 million. See Note 22, Subsequent Events, for additional information regarding the public offering. We believe that our current cash, cash equivalents and cash generated from future sales, in conjunction with the availability of the credit facility, will provide sufficient liquidity to fund operations through the end of 2012. This projection is based on our current expectations regarding product sales, cost structure, cash burn rate and operating assumptions. In the event that our operating expenses are higher than anticipated or the gross margins and shipments of our GenDrive products do not increase as we expect, we may be required to implement contingency plans within our control to conserve and/or enhance our liquidity to meet operating needs. Such plans include: our ability to further reduce discretionary expenses, monetize our real estate assets through a sale-leaseback arrangement and obtain additional funding from licensing the use of our technologies. Our cash requirements relate primarily to working capital needed to operate and grow our business, including funding operating expenses, growth in inventory to support both shipments of new units and servicing the installed base, and continued development and expansion of our products. Our ability to achieve profitability and meet future liquidity needs and capital requirements will depend upon numerous factors, including the timing and quantity of product orders and shipments, the timing and amount of our operating expenses; the timing and costs of working capital needs; the timing and costs of building a sales base; the timing and costs of developing marketing and distribution channels; the timing and costs of product service requirements; the timing and costs of hiring and training product staff; the extent to which our products gain market acceptance; the timing and costs of product development and introductions; the extent of our ongoing and any new research and development programs; and changes in our strategy or our planned activities. As a result, we can provide no assurance that we will be able to fund our operations beyond 2012 without additional external financing. We continue to evaluate opportunities to raise additional capital to fund our business beyond 2012. Alternatives the Company would consider include equity or debt financings, strategic alliances or joint ventures. If we are unable to obtain additional capital prior to the end of 2012, we may not be able to sustain our future operations beyond the first quarter of 2013 and may be required to delay, reduce and/or cease our operations and/or seek bankruptcy protection. We cannot assure you that any necessary additional financing will be available on terms favorable to us, or at all. Given the difficult current economic environment, we believe that it could be difficult to raise additional funds and there can be no assurance as to the availability of additional financing or the terms upon which additional financing may be available. Additionally, even if we raise sufficient capital through equity or debt financing, strategic alliances or otherwise, there can be no assurances that the revenue or capital infusion will be sufficient to enable to us to develop our business to a level where it will be profitable or generate positive cash flow. If we raise additional funds through the issuance of equity or convertible debt securities, the percentage ownership of our stockholders could be significantly diluted, and these newly issued securities may have rights, preferences or privileges senior to those of existing stockholders. If we incur additional debt, a substantial portion of our operating cash flow may be dedicated to the payment of principal and interest on such indebtedness, thus limiting funds available for our business activities. The terms of any debt could also impose significant restrictions on our operations. Broad market and industry factors may seriously harm the market price of our common stock, regardless of our operating performance, and may adversely impact our ability to raise additional funds. If we raise additional funds through collaborations and/or licensing arrangements, we might be required to relinquish significant rights to our technologies, or grant licenses on terms that are not favorable to us.

Public Offering

Refer to Note 12, Stockholders’ Equity, for information regarding our 2011 public offering.

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis Of Presentation Disclosure [Abstract]
Basis of Presentation

2. Basis of Presentation

Principles of Consolidation: The accompanying unaudited condensed interim consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. It is the Company’s policy to reclassify prior period consolidated financial statements to conform to current period presentation.

Interim Financial Statements: The accompanying unaudited condensed interim consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). In the opinion of management, all adjustments, which consist solely of normal recurring adjustments, necessary to present fairly, in accordance with U.S. generally accepted accounting principles (GAAP), the financial position, results of operations and cash flows for all periods presented, have been made. The results of operations for the interim periods presented are not necessarily indicative of the results that may be expected for the full year.

Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K filed for the fiscal year ended December 31, 2011.

The information presented in the accompanying condensed consolidated balance sheet as of December 31, 2011 has been derived from the Company’s December 31, 2011 audited consolidated financial statements. All other information has been derived from the Company’s unaudited condensed consolidated financial statements as of September 30, 2012 and for the three and nine months ended September 30, 2012 and 2011.

Use of Management Estimates:The unaudited condensed interim consolidated financial statements have been prepared in conformity with GAAP, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant Accounting Policies:

Warrant accounting

We account for common stock warrants in accordance with applicable accounting guidance provided in Accounting Standards Codification (ASC) 815, Derivatives and Hedging – Contracts in Entity’s Own Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. In compliance with applicable securities law, registered common stock warrants that require the issuance of registered shares upon exercise and do not sufficiently preclude an implied right to cash settlement are accounted for as derivative liabilities. We classify these derivative warrant liabilities on the condensed consolidated balance sheets as a long term liability, which is revalued at each balance sheet date subsequent to the initial issuance. We use the Black-Scholes pricing model to value the derivative warrant liability. The Black-Scholes pricing model, which is based, in part, upon unobservable inputs for which there is little or no market data, requires the Company to develop its own assumptions.

The Company used the following assumptions for its common stock warrants. The risk-free interest rate for May 31, 2011 (issuance date), December 31, 2011, and September 30, 2012 were .75%, .33% and .30%, respectively. The volatility of the market price of the Company’s common stock for May 31, 2011, December 31, 2011 and September 30, 2012 were 94.4%, 78.6%, and 76.2%, respectively. The expected average term of the warrant used for all periods was 2.5 years. There was no expected dividend yield for the warrants granted. As a result, if factors change and different assumptions are used, the warrant liability and the change in estimated fair value could be materially different. Generally, as the market price of our common stock increases, the fair value of the warrant increases, and conversely, as the market price of our common stock decreases, the fair value of the warrant decreases. Also, a significant increase in the volatility of the market price of the Company's common stock, in isolation, would result in a significantly higher fair value measurement; and a significant decrease in volatility would result in a significantly lower fair value measurement. Changes in the fair value of the warrants are reflected in the condensed consolidated statement of operations as change in fair value of common stock warrant liability.

Joint Venture

We account for investments in joint ventures in which we have significant influence in accordance with applicable accounting guidance in Subtopic 323-10, Investments – Equity Method and Joint Ventures – Overall. On February 29, 2012 we completed the formation of our joint venture with Axane, S.A., a subsidiary of Air Liquide, under the name HyPulsion (the JV). The principal purpose of the JV is to develop and sell hydrogen fuel cell systems for the European material handling market. Axane contributed cash at the closing and will make additional fixed cash contributions in 2013 and 2014 in exchange for 55% ownership of the JV, subject to certain conditions. We contributed to the JV the right to use our technology, including design and technology know-how on GenDrive systems, in exchange for 45% ownership of the JV. Accordingly, we will share in 45% of the profits from the JV. We have not contributed any cash to the JV and we are not obligated to contribute any cash. We have an option in the future to contribute cash and become a majority owner of the JV.

          In accordance with the equity method of accounting, the Company will increase its investment in the JV by its share of any earnings, and decrease its investment in the JV by its share of any losses. Losses in excess of the investment must be restored from future profits before we can recognize our proportionate share of profits. As of September 30, 2012, the Company had a zero basis for its investment in the JV.

Recent Accounting Pronouncements:

There are no recently issued accounting standards with pending adoptions that the Company’s management currently anticipates will have any material impact upon its financial statements.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies

2. Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the financial statements of Plug Power Inc. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. It is the Company’s policy to reclassify prior year consolidated financial statements to conform to current year presentation.

Cash Equivalents

Cash equivalents consist of money market accounts and overnight repurchase agreements with an initial term of less than three months. For purposes of the consolidated statements of cash flows, the Company considers all highly-liquid debt instruments with original maturities of three months or less to be cash equivalents.

Investment Securities

Investment securities as of December 31, 2010 consisted of U.S. Treasury securities. The Company classified these securities as available-for-sale.

Available-for-sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of available‑for‑sale securities are determined on a specific‑identification basis.

Accounts Receivable

Accounts receivable related to product and service arrangements are recorded when products are shipped or delivered to customers, as appropriate. Accounts receivable related to contract research and development arrangements are recorded when work is completed under the applicable contract. Accounts receivable are stated at the amount billed to customers. Accounts receivable are ordinarily due between 30 and 60 days after the issuance of the invoice. Accounts are considered delinquent when more than 90 days past due, and no extended payment agreements have been granted. Delinquent receivables are reserved or written off based on individual credit evaluation and specific circumstances of the customer. The allowance for doubtful accounts and related receivable are reduced when the amount is deemed uncollectible.

Inventory

Inventory is stated at the lower of cost or market value and consists primarily of raw materials. In the case of our limited consignment arrangements, we do not relieve inventory until the customer has accepted the product, at which time the risks and rewards of ownership have transferred. At December 31, 2011 and 2010, inventory on consignment was valued at approximately $178,000 and $725,000, respectively.

Intangible Assets

Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment when certain triggering events occur. Intangible assets consisting of acquired technology and customer relationships related to Cellex and General Hydrogen are amortized using a straight-line method over their useful lives of 8 years.

Product and Service Revenue

Effective April 1, 2010, the Company adopted Accounting Standards Update (ASU) ASU No. 2009-13 on Topic 605, Revenue Recognition– Multiple Deliverable Revenue Arrangements retroactive to January 1, 2010. The objective of this ASU is to address the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Vendors often provide multiple products or services to their customers. Those deliverables often are provided at different points in time or over different time periods. This ASU provides amendments to the criteria in Subtopic 605-25 for separating consideration in multiple-deliverable arrangements. The amendments in this ASU establish a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence (VSOE) if available, third-party evidence (TPE) if VSOE is not available, or estimated selling price (ESP) if neither VSOE nor TPE is available. The amendments in this ASU also replace the term fair value in the revenue allocation guidance with selling price to clarify that the allocation of revenue is based on entity-specific assumptions rather than assumptions of a marketplace participant and expands the disclosure requirements related to a vendor’s multiple-deliverable revenue arrangements.

The Company enters into multiple-deliverable revenue arrangements that may contain a combination of fuel cell systems or equipment, installation, service, maintenance, fueling and other support services.  The Company was previously prohibited from separating these multiple deliverables into individual units of accounting without VSOE of fair value or other TPE of fair value. This evidence was not available due to our limited experience and lack of evidence of fair value of the undelivered components of the sale. Without this level of evidence, the Company had to treat each sale as a single unit of accounting and defer the revenue recognition of each sale, recognizing revenue over a straight-line basis as the continued service, maintenance and other support obligations expired. Under ASU No. 2009-13, the requirement to have VSOE or TPE in order to recognize revenue has been modified, and it now allows the vendor to make its best estimate of the standalone selling price of deliverables when more objective evidence of selling price is not available.

Prior to the adoption of ASU No. 2009-13, the Company applied the guidance within FASB ASC No. 605-10-S99, Revenue Recognition – Overall – SEC Materials, in the evaluation of its contracts to determine when to properly recognize revenue. Under FASB ASC No. 605-10-S99 revenue is recognized when title and risk of loss have passed to the customer, there is persuasive evidence of an arrangement, delivery has occurred or services have been rendered, the sales price is determinable, and collectability is reasonably assured.

The Company’s initial sales of products were contract-specific arrangements containing multiple obligations that may include a combination of fuel cell systems, continued service, maintenance, a supply of hydrogen and other support. While contract terms generally stipulated that title and risk of ownership pass and require payment upon shipment or delivery of the fuel cell system, or acceptance in the case of certain consignment sales, and also stipulated that payment is not contingent on the achievement of specific milestones or other substantive performance, the multiple obligations within the Company’s contractual arrangements were not accounted for separately based on the Company’s limited commercial experience and lack of evidence of fair value of the separate elements. As a result, the Company deferred recognition of product and service revenue and recognized revenue on a straight-line basis over the stated contractual terms, as the continued service, maintenance and other support obligations expired, which were generally for periods of twelve (12) to thirty (30) months or which may have extended over multiple years.

For all product and service revenue transactions entered into prior to the implementation of ASU No. 2009-13, the Company will continue to defer the recognition of product and service revenue and recognize revenue on a straight-line basis as the continued service, maintenance and other support obligations expire, which are generally for periods of twelve to thirty months, or which extend over multiple years.

See Note 18, Multiple-Deliverable Revenue Arrangements for further discussion of our multiple-deliverable revenue arrangements.

The product and service revenue contracts entered into since January 1, 2010 generally provide a one to two year product warranty to customers from date of installation.  We currently estimate the costs of satisfying warranty claims based on an analysis of past experience and provide for future claims in the period the revenue is recognized. The Company carefully monitors the warranty work requested by its customers and management believes that its current warranty reserve appears adequate as of December 31, 2011. The Company’s product and service warranty as of December 31, 2011 is approximately $1,211,000 and is included in product warranty reserve in the consolidated balance sheets.

The Company has also sold products with extended warranties that generally provide for a five to ten year warranty from the date of installation.  These types of contacts are accounted for as a deliverable in accordance with ASU No. 2009-13, and accordingly, revenue generated from these transactions is deferred and recognized in income over the warranty period.

In the case of the Company’s limited consignment sales, the Company does not begin recognizing revenue until the customer has accepted the product, at which time the risks and rewards of ownership have transferred, the price is fixed and the Company has a reasonable expectation of collection upon billing. The costs associated with the product, service and other obligations are generally expensed as they are incurred. At December 31, 2011 and 2010, the Company had unbilled amounts from product and service revenue in the amount of approximately $0 and $107,000, respectively and is included in other current assets in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had customer deposits from product and service revenue, representing deposits in advance of performance of the allowable work, in the amount of approximately $0 and $576,000, respectively and is included in other current liabilities in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had deferred product and service revenue in the amount of $5.5 million and $4.3 million, respectively and is included in deferred revenue in the consolidated balance sheets.

Research and Development Contract Revenue

Research and development contract revenue primarily relates to cost reimbursement research and development contracts associated with the development of PEM fuel cell technology. The Company generally shares in the cost of these programs with cost sharing percentages generally ranging from 30% to 50% of total project costs. Revenue from time and material contracts is recognized on the basis of hours expended plus other reimbursable contract costs incurred during the period. All allowable work performed through the end of each calendar quarter is billed, subject to limitations in the respective contracts. We expect to continue research and development contract work that is directly related to our current product development efforts. At December 31, 2011 and 2010, the Company had unbilled amounts from research and development contract revenue in the amount of approximately $252,000 and $457,000, respectively and is included in other current assets in the consolidated balance sheets. Unbilled amounts at December 31, 2011 are expected to be billed during the first quarter of 2012. At December 31, 2011 and 2010, the Company had customer deposits from research and development contract revenue, representing deposits in advance of performance of the allowable work, in the amount of approximately $0 and $297,000, respectively and is included in other current liabilities in the consolidated balance sheets.

Property, Plant and Equipment

Property, plant and equipment are originally recorded at cost. Maintenance and repairs are expensed as costs are incurred. Depreciation on plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets. The Company records depreciation and amortization over the following estimated useful lives:

Buildings	20 years
Building improvements	5–20 years
Software, machinery and equipment	1–15 years

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant, and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Stock Split

The financial statements for all prior periods have been retroactively adjusted to reflect the May 19, 2011 one-for-ten reverse stock split of the Company’s common stock.  See Note 12, Stockholders’ Equity, for more detail.

Common Stock Warrant Accounting

We account for common stock warrants in accordance with applicable accounting guidance provided in ASC 815, Derivatives and Hedging – Contracts in Entity’s Own Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. In compliance with applicable securities law, registered common stock warrants that require the issuance of registered shares upon exercise and do not sufficiently preclude an implied right to cash settlement are accounted for as derivative liabilities. We classify these derivative warrant liabilities on the condensed consolidated balance sheets as a long term liability, which is revalued at fair value at each balance sheet date subsequent to the initial issuance. We use the Black-Scholes pricing model to value the derivative warrant liability. The Black-Scholes pricing model, which is based, in part, upon unobservable inputs for which there is little or no market data, requires the Company to develop its own assumptions. The Company used the following assumptions for its common stock warrants. The risk-free interest rate for May 31, 2011 (issuance date) and December 31, 2011 were .75% and .33%, respectively. The volatility of the market price of the Company’s common stock for May 31, 2011 (issuance date) and December 31, 2011 were 94.4% and 78.6%, respectively. The expected average term of the warrant used for both periods was 2.5 years. There was no expected dividend yield for the warrants granted. As a result, if factors change and different assumptions are used, the warrant liability and the change in estimated fair value could be materially different. Changes in the fair value of the warrants are reflected in the consolidated statement of operations as change in fair value of common stock warrant liability.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized. We did not report a benefit for federal and state income taxes in the consolidated financial statements as the deferred tax asset generated from our net operating loss has been offset by a full valuation allowance because it is more likely than not that the tax benefits of the net operating loss carryforward will not be realized.

The Company accounts for uncertain tax positions in accordance with FASB ASC No. 740-10-25, Income Taxes – Overall – Recognition. The Company must recognize in its financial statements the impact of a tax position, if that position is more likely than not to be sustained on audit, based on the technical merits of the position.

Foreign Currency Translation

Foreign currency translation adjustments arise from conversion of the Company’s foreign subsidiary’s financial statements to US dollars for reporting purposes, and are included in accumulated other comprehensive income (loss) in stockholders’ equity on the accompanying consolidated balance sheets. Realized foreign currency transaction gains and losses are included in interest and other expense in the accompanying consolidated statements of operations.

Research and Development

Costs incurred in research and development by the Company are expensed as incurred.

Stock-Based Compensation

The Company maintains employee stock-based compensation plans, which are described more fully in Note 13, Employee Benefit Plans.

Stock-based compensation represents the cost related to stock-based awards granted to employees and directors. The Company measures stock-based compensation cost at grant date, based on the fair value of the award, and recognizes the cost as expense on a straight-line basis (net of estimated forfeitures) over the option’s requisite service period.

The Company estimates the fair value of stock-based awards using a Black-Scholes valuation model. Stock-based compensation expense is recorded in “Cost of product and service revenue”, “Research and development expense” and “Selling, general and administrative expense” in the consolidated statements of operations based on the employees’ respective function.

The Company records deferred tax assets for awards that result in deductions on the Company’s income tax returns, based upon the amount of compensation cost recognized and the Company's statutory tax rate. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the Company's income tax return are recorded in additional paid-in capital if the tax deduction exceeds the deferred tax asset or in the consolidated statements of operations if the deferred tax asset exceeds the tax deduction and no additional paid-in capital exists from previous awards.  Excess tax benefits are recognized in the period in which the tax deduction is realized through a reduction of taxes payable. No tax benefit or expense for stock-based compensation has been recorded during the years ended December 31, 2011, 2010 and 2009 since the Company remains in a NOL position.

Per Share Amounts

Basic earnings per common share are computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as convertible preferred stock, stock options, unvested restricted stock, and common stock warrants) were exercised or converted into common stock or resulted in the issuance of common stock (net of any assumed repurchases) that then shared in the earnings of the Company, if any. This is computed by dividing net earnings by the combination of dilutive common share equivalents, which is comprised of shares issuable under outstanding warrants, the Company’s share-based compensation plans, and the weighted average number of common shares outstanding during the reporting period. Since the Company is in a net loss position, all common stock equivalents would be considered to be anti-dilutive and are, therefore, not included in the determination of diluted earnings per share. Accordingly, basic and diluted loss per share are the same.  All share information for the prior periods has been retroactively adjusted to reflect the May 19, 2011 one-for-ten reverse stock split of the Company’s common stock.

The following table provides the components of the calculations of basic and diluted earnings per share:

	Year Ended December 31,
	2011	2010	2009
Numerator:
Net loss	$(27,453,954)	$(46,958,921)	$(40,708,552)
Denominator:
Weighted average number of common shares
outstanding	18,778,066	13,123,162	12,911,066

The dilutive potential common shares are summarized as follows:

		At December 31,
	2011	2010	2009
Stock options outstanding	1,948,997	432,846	598,129
Unvested restricted stock	280,771	437,958	868,267
Common stock warrants	7,128,563	57,143	57,143
Number of dilutive potential common shares	9,358,331	927,947	1,523,539

Use of Estimates

The consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Subsequent Events

See Note 22, Subsequent Events, of the Consolidated Financial Statements for an evaluation of subsequent events and transactions through the date of this filing.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820), which provides common fair value measurement and disclosure requirements in accordance with GAAP and International Financial Reporting Standards (IFRS). The amendments explain how to measure fair value and will improve the comparability of fair value measurement presented and disclosed in financial statements prepared in accordance with GAAP and IFRS. This authoritative guidance is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact, if any, of this new accounting update and plans to adopt this new standard on January 1, 2012 and does not believe adoption of this new standard will have a material effect on its consolidated financial position, consolidated results of operations, and liquidity.

In June and December 2011, the FASB issued ASU No. 2011-05 and ASU No. 2011-12, Comprehensive Income(Topic 220), requiring entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. This authoritative guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholder’s equity. This authoritative guidance is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not believe the adoption of this new standard will have a material effect on its consolidated financial position, consolidated results of operations, and liquidity.

Correction of Immaterial Error

Subsequent to the original issuance of these consolidated financial statements, the Company identified an immaterial error related to the presentation of deferred revenue within the consolidated balance sheets as of December 31, 2011 and 2010.  Such error has been corrected in the accompanying consolidated balance sheets through a reduction to deferred revenue within current liabilities and a corresponding increase to deferred revenue within non-current liabilities in the amounts of $3,036,829 and $1,896,910 as of December 31, 2011 and 2010, respectively.  This correction does not affect previously reported total liabilities in the accompanying consolidated balance sheets, and had no effect on the previously reported consolidated statements of operations, stockholders’ equity and comprehensive loss, or cash flows for any period.

Multiple-Deliverable Revenue Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Multiple Deliverable Revenue Arrangements [Abstract]
Multiple Deliverable Revenue Arrangements

3. Multiple-Deliverable Revenue Arrangements

The Company enters into multiple-deliverable revenue arrangements that may contain a combination of fuel cell systems or equipment, installation, service, maintenance, fueling and other support services. The delivered item, equipment, does have value to the customer on a standalone basis and could be separately sold by another vendor.  In addition, the Company does not include a right of return on its products.

Under the guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2009-13, in an arrangement with multiple-deliverables, the delivered items will be considered a separate unit of accounting if the following criteria are met:

  The delivered item or items have value to the customer on a standalone basis.

  If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item or items is considered probable and substantially in the control of the vendor.

Deliverables not meeting the criteria for being a separate unit of accounting are combined with a deliverable that does meet that criterion. The appropriate allocation of arrangement consideration and recognition of revenue is then determined for the combined unit of accounting.

The Company allocates arrangement consideration to each deliverable in an arrangement based on its relative selling price. The Company determines selling price using vendor-specific objective evidence (VSOE), if it exists, otherwise third-party evidence (TPE). If neither VSOE nor TPE of selling price exists for a unit of accounting, the Company uses estimated selling price (ESP).

VSOE is generally limited to the price that a vendor charges when it sells the same or similar products or services on a standalone basis. TPE is determined based on the prices charged by competitors of the Company for a similar deliverable when sold separately.  The Company generally expects that it will not be able to establish VSOE or TPE for certain deliverables due to the lack of standalone sales and the nature of the markets in which the Company competes, and, as such, the Company typically will determine selling price using ESP.

The objective of ESP is to determine the price at which the Company would transact if the product or service were sold by the Company on a standalone basis. The Company’s determination of ESP may involve a weighting of several factors based on the specific facts and circumstances of the arrangement. Specifically, the Company may consider the cost to produce the deliverable, the anticipated margin on that deliverable, the selling price and profit margin for similar parts, the Company’s ongoing pricing strategy and policies, the value of any enhancements that have been built into the deliverable and the characteristics of the varying markets in which the deliverable is sold, as applicable. The Company will determine ESP for deliverables in future agreements based on the specific facts and circumstances of the arrangement.

As noted above, in determining selling price, TPE is generally not readily available due to a lack of a competitive environment in selling fuel cell technology.  However, when determining selling price for certain deliverables such as service and maintenance, if available, the Company utilizes prices charged by its competitors as TPE when estimating its costs for labor hours.

 Each deliverable within the Company’s multiple-deliverable revenue arrangements is accounted for as a separate unit of accounting under the guidance of ASU No. 2009-13. Once a standalone selling price for all the deliverables that meet the separation criteria has been met, whether by VSOE, TPE or ESP, the relative selling price method is used to proportionately allocate each element of the arrangement to the sale consideration. The Company plans to analyze the selling prices used in its allocation of arrangement consideration at a minimum on an annual basis. Selling prices will be analyzed on a more frequent basis if a significant change in the Company’s business necessitates a more timely analysis or if the Company experiences significant variances in its selling prices.

For all product and service revenue transactions entered into prior to the implementation of ASU No. 2009-13, the Company will continue to defer the recognition of product and service revenue and recognize revenue on a straight-line basis as the continued service, maintenance and other support obligations expire, which are generally for periods of twelve to thirty months, or which extend over multiple years. While contract terms for those transactions generally required payment shortly after shipment or delivery and installation of the fuel cell system and were not contingent on the achievement of specific milestones or other substantive performance, the multiple-element revenue obligations within our contractual arrangements were generally not accounted for separately based on our limited experience and lack of evidence of fair value of the undelivered components.  We recognized revenue related to these transactions of approximately $51,000 and $152,000 during the three and nine months ended September 30, 2012, respectively.  At September 30, 2012, and December 31, 2011, there was approximately $758,000 and $910,000, respectively, included in deferred revenue in the condensed consolidated balance sheets related to these transactions.

18. Multiple-Deliverable Revenue Arrangements

The Company enters into multiple-deliverable revenue arrangements that may contain a combination of fuel cell systems or equipment, installation, service, maintenance, fueling and other support services. The delivered item, equipment, does have value to the customer on a standalone basis and could be separately sold by another vendor.  In addition, the Company does not include a right of return on its products. The majority of the Company’s multiple-deliverable revenue arrangements ship complete within the same quarter.

Under the guidance of the FASB ASU No. 2009-13, in an arrangement with multiple-deliverables, the delivered items will be considered a separate unit of accounting if the following criteria are met:

  The delivered item or items have value to the customer on a standalone basis.

  If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item or items is considered probable and substantially in the control of the vendor.

Deliverables not meeting the criteria for being a separate unit of accounting are combined with a deliverable that does meet that criterion. The appropriate allocation of arrangement consideration and recognition of revenue is then determined for the combined unit of accounting.

The Company allocates arrangement consideration to each deliverable in an arrangement based on its relative selling price. The Company determines selling price using vendor-specific objective evidence (VSOE), if it exists, otherwise third-party evidence (TPE). If neither VSOE nor TPE of selling price exists for a unit of accounting, the Company uses estimated selling price (ESP).

VSOE is generally limited to the price that a vendor charges when it sells the same or similar products or services on a standalone basis. TPE is determined based on the prices charged by competitors of the Company for a similar deliverable when sold separately.  The Company generally expects that it will not be able to establish VSOE or TPE for certain deliverables due to the lack of standalone sales and the nature of the markets in which the Company competes, and, as such, the Company typically will determine selling price using ESP.

The objective of ESP is to determine the price at which the Company would transact if the product or service were sold by the Company on a standalone basis. The Company’s determination of ESP may involve a weighting of several factors based on the specific facts and circumstances of the arrangement. Specifically, the Company may consider the cost to produce the deliverable, the anticipated margin on that deliverable, the selling price and profit margin for similar parts, the Company’s ongoing pricing strategy and policies, the value of any enhancements that have been built into the deliverable and the characteristics of the varying markets in which the deliverable is sold, as applicable. The Company will determine ESP for deliverables in future agreements based on the specific facts and circumstances of the arrangement.

As noted above, in determining selling price, TPE is generally not readily available due to a lack of a competitive environment in selling fuel cell technology.  However, when determining selling price for certain deliverables such as service and maintenance, if available, the Company utilizes prices charged by its competitors as TPE when estimating its costs for labor hours.

Each deliverable within the Company’s multiple-deliverable revenue arrangements is accounted for as a separate unit of accounting under the guidance of ASU No. 2009-13. Once a standalone selling price for all the deliverables that meet the separation criteria has been met, whether by VSOE, TPE or ESP, the relative selling price method is used to proportionately allocate the sale consideration to each element of the arrangement. The Company plans to analyze the selling prices used in its allocation of arrangement consideration at a minimum on an annual basis. Selling prices will be analyzed on a more frequent basis if a significant change in the Company’s business necessitates a more timely analysis or if the Company experiences significant variances in its selling prices.

For all product and service revenue transactions entered into prior to the implementation of ASU No. 2009-13, the Company will continue to defer the recognition of product and service revenue and recognize revenue on a straight-line basis as the continued service, maintenance and other support obligations expire, which are generally for periods of twelve to thirty months, or which extend over multiple years. While contract terms for those transactions generally required payment shortly after shipment or delivery and installation of the fuel cell system and were not contingent on the achievement of specific milestones or other substantive performance, the multiple-element revenue obligations within our contractual arrangements were generally not accounted for separately based on our limited experience and lack of evidence of fair value of the undelivered components.

Loan and Security Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loan and Security Agreement [Abstract]
Loan and Security Agreement
4. Loan and Security Agreement

The Company is party to a loan and security agreement, as amended, (the Loan Agreement) with Silicon Valley Bank (SVB) providing the Company with access to up to $15,000,000 of financing in the form of (i) revolving loans, (ii) letters of credit, (iii) foreign exchange contracts and (iv) cash management services such as merchant services, direct deposit of payroll, business credit card and check cashing services.

Advances under the Loan Agreement cannot exceed a borrowing base limit calculated using (A) an advanced rate of 80% on the Company's eligible accounts receivable and (B) an advanced rate of 25% on the Company's eligible inventory (subject to a limit of the lesser of (a) $3 million and (b) 30% of all outstanding advances), subject to certain reserves established by SVB and other adjustments.

Interest on advances of credit under the Loan Agreement for: (i) financed accounts receivables are equal to (a) SVB’s prime rate, which is currently 3.25% per annum, plus 3.0% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB’s prime rate plus 1.50% per annum; and (ii) financed inventory is equal to (a) SVB’s prime rate plus 5.25% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB’s prime rate plus 3.25% per annum. The minimum monthly interest charge is $6,000 per month. The Loan Agreement will be used by the Company to support its current working capital needs.

The Loan Agreement is secured by substantially all of the Company's properties, rights and assets, including substantially all of its equipment, inventory, receivables, intellectual property and general intangibles.

The Loan Agreement includes customary representations and warranties for credit facilities of this type. In addition, the Loan Agreement contains a number of covenants that will impose significant operating and financial restrictions on the Company's operations, including restrictions pertaining to, among other things: (i) the condition of inventory; (ii) maintenance of an adjusted quick ratio of at least 1.50 to 1.0; (iii) intellectual property right protection and registration; (iv) dispositions of assets; (v) changes in business, management, ownership or business locations; (vi) mergers, consolidations or acquisitions; (vii) incurrence or assumption of indebtedness; (viii) incurrence of liens on any of the Company's property; (ix) paying dividends or making distributions on, or redemptions, retirements or repurchases of, capital stock; (x) transactions with affiliates; and (xi) payments on or amendments to subordinated debt. At September 30, 2012 the Company was in compliance with all covenants except the adjusted quick ratio covenant. Silicon Valley Bank has waived our noncompliance with this covenant as of September 30, 2012.

The Loan Agreement also contains events of default customary for credit facilities of this type with, in some cases, corresponding grace periods, including, (i) failure to pay any principal or interest when due, (ii) failure to comply with covenants, (iii) any material adverse change occurring, (iv) an attachment, levy or restraint on our business, (v) certain bankruptcy or insolvency events , (vi) payment defaults relating to, or acceleration of, other indebtedness or that could result in a material adverse change to the Company's business, (vii) the Company or its subsidiaries becoming subject to judgments, claims or liabilities in an amount individually or in aggregate in excess of $150,000 (viii) any misrepresentations, or (ix) any revocation, invalidation, breach or invalidation of any subordinated debt.

The Loan Agreement will expire on March 29, 2013. The Loan Agreement may be terminated prior to March 29, 2013; however, the Company would be required to pay a $150,000 early termination fee in connection with a termination (i) by the Company for any reason or (ii) by SVB upon notice and after the occurrence and during the continuance of an event of default. As of September 30, 2012, $1,000,000 was outstanding under the loan agreement and was recorded as borrowings under line of credit on the condensed consolidated balance sheets. Based on the borrowing base calculation and our current outstanding loan balance, the availability under this facility at September 30, 2012 was approximately $1.9 million.

8. Loan and Security Agreement

On August 9, 2011, the Company entered into a loan and security agreement, as amended on September 28, 2011, (the Loan Agreement) with Silicon Valley Bank (SVB) providing that in return for paying an up-front fee of $52,250 the Company has access to up to $7 million of financing in the form of (i) revolving loans, (ii) letters of credit, (iii) foreign exchange contracts and (iv) cash management services such as merchant services, direct deposit of payroll, business credit card and check cashing services. Advances under the Loan Agreement cannot exceed a borrowing base limit calculated using (A) an advanced rate of 80% on the Company's eligible accounts receivable and (B) an advanced rate of 25% on the Company's eligible inventory (subject to a limit of the lesser of (a) $2 million and (b) 30% of all outstanding advances), subject to certain reserves established by SVB and other adjustments.

Interest on advances of credit under the Loan Agreement for: (i) financed accounts receivables is equal to (a) SVB’s prime rate, which is currently 3.25% per annum, plus 3.0% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB’s prime rate plus 1.50% per annum; and (ii) financed inventory is equal to (a) SVB’s prime rate plus 5.25% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB’s prime rate plus 3.25% per annum. The minimum monthly interest charge is $4,000 per month. The Loan Agreement will be used by the Company to support its current working capital needs.

The Loan Agreement is secured by substantially all of the Company's properties, rights and assets, including substantially all of its equipment, inventory, receivables, intellectual property and general intangibles.

The Loan Agreement includes customary representations and warranties for credit facilities of this type. In addition, the Loan Agreement contains a number of covenants that impose significant operating and financial restrictions on the Company's operations, including restrictions pertaining to, among other things: (i) the condition of inventory; (ii) maintenance of an adjusted quick ratio of at least 1.50 to 1.0; (iii) intellectual property right protection and registration; (iv) dispositions of assets; (v) changes in business, management, ownership or business locations; (vi) mergers, consolidations or acquisitions; (vii) incurrence or assumption of indebtedness; (viii) incurrence of liens on any of the Company's property; (ix) paying dividends or making distributions on, or redemptions, retirements or repurchases of, capital stock; (x) transactions with affiliates; and (xi) payments on or amendments to subordinated debt. As of December 31, 2011, the Company is in compliance with these covenants.

The Loan Agreement also contains events of default customary for credit facilities of this type with, in some cases, corresponding grace periods, including, (i) failure to pay any principal or interest when due, (ii) failure to comply with covenants, (iii) any material adverse change occurring, (iv) an attachment, levy or restraint on our business, (v) certain bankruptcy or insolvency events, (vi) payment defaults relating to, or acceleration of, other indebtedness or that could result in a material adverse change to the Company's business, (vii) the Company or its subsidiaries becoming subject to judgments, claims or liabilities in an amount individually or in aggregate in excess of $150,000 (viii) any misrepresentations, or (ix) any revocation, invalidation, breach or invalidation of any subordinated debt. As of December 31, 2011, the Company is in compliance with all debt covenants.

The Loan Agreement will expire on August 8, 2012. The Loan Agreement may be terminated prior to August 8, 2012; however, the Company would be required to pay a $70,000 early termination fee in connection with a termination (i) by the Company for any reason or (ii) by SVB upon notice and after the occurrence and during the continuance of an event of default.

As of December 31, 2011 $5,405,110 was outstanding under the loan agreement and was recorded as borrowings under line of credit on the consolidated balance sheets.

In September 2011, the Company signed a letter of credit with Silicon Valley Bank in the amount of $525,000. The standby letter of credit is required by the agreement negotiated between Air Products and Chemicals, Inc. (Air Products) and the Company to supply hydrogen infrastructure and hydrogen to Central Grocers at their distribution center. There are no collateral requirements associated with this letter of credit.

Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity

5. Stockholders’ Equity

On May 12, 2011, the Company’s stockholders approved the 2011 Stock Option and Incentive Plan (the 2011 Plan). The 2011 Plan provides for the issuance of up to a maximum number of shares of common stock equal to the sum of (i) 1,000,000, plus (ii) the number of shares of common stock underlying any grants pursuant to the 2011 Plan or the Plug Power Inc. 1999 Stock Option and Incentive Plan that are forfeited, canceled, repurchased or are terminated (other than by exercise). The shares may be issued pursuant to stock options, stock appreciation rights, restricted stock awards and certain other equity-based awards granted to employees, directors and consultants of the Company. No grants may be made under the 2011 Plan after May 12, 2021. On May 16, 2012, the stockholders approved an amendment to the 2011 Plan, to increase the number of shares of the Company’s common stock authorized for issuance under the 2011 Plan from 1,000,000 to 6,500,000.

On May 31, 2011, the Company completed an underwritten public offering of 8,265,000 shares of its common stock and warrants to purchase an aggregate of 7,128,563 shares of common stock (including warrants to purchase an aggregate of 929,813 shares of common stock purchased by the underwriter pursuant to the exercise of its over-allotment option). Net proceeds, after underwriting discounts and commissions and other fees and expenses payable by Plug Power, were $18,289,883 (of this amount $8,768,143 in fair value was recorded as common stock warranty liability at issuance date). The shares and the warrants were sold together as a fixed combination, with each combination consisting of one share of common stock and 0.75 of a warrant to purchase one share of common stock, at a price to the public of $2.42 per fixed combination. The warrants are exercisable upon issuance and will expire on May 31, 2016. The exercise price of the warrants upon issuance was $3.00 per share of common stock and is subject to weighted average anti-dilution provisions in the event of issuance of additional shares of common stock and certain other conditions, as further described in the warrant agreement. Additionally, in the event of a sale of the Company, and under certain conditions, each warrant holder has the right to require the Company to purchase such holder’s warrants at a price determined using a Black-Scholes option pricing model. As a result of the March 28 and 29, 2012 public offerings and pursuant to the effect of the anti-dilution provisions, the exercise price of the warrants was reduced to $2.27 per share of common stock. Simultaneously with the adjustment to the exercise price, the number of common stock shares that may be purchased upon exercise of the warrants was increased to 9,421,008 shares.

On June 8, 2011, the Company sold 836,750 additional shares of common stock, pursuant to the underwriter’s partial exercise of its over-allotment option, resulting in additional net proceeds to Plug Power of $1,874,990.

On July 1, 2011, the Company sold 231,000 additional shares of common stock, pursuant to the underwriter’s partial exercise of its over-allotment option, resulting in additional net proceeds to Plug Power of $527,626

On March 28, 2012, the Company completed an underwritten public offering of 13,000,000 shares of its common stock. The shares were sold at $1.15 per share. Net proceeds, after underwriting discounts and commissions and other fees and expenses payable by Plug Power were $13,704,745.

On March 29, 2012, the Company sold 1,950,000 additional shares of common stock at $1.15 per share, pursuant to the underwriter’s exercise of its over-allotment option in connection with the March 28, 2012 underwritten public offering, resulting in additional net proceeds to Plug Power of $2,085,525.

Changes in stockholders’ equity for the nine months ended September 30, 2012 are as follows:

				Accumulated Other Comprehensive Income

	Common Stock		Additional Paid-in- Capital		Treasury Stock		Accumulated Deficit	Total Stockholders' Equity
	Shares	Amount			Shares	Amount
December 31, 2011	22,924,411	$229,244	$784,213,871	$928,744	165,906	$(1,552,382)	$(754,783,812)	$29,035,665
Net loss	-	-	-	-	-	-	(23,388,120)	(23,388,120)
Foreign currency translation gain	-	-	-	106,585	-	-	-	106,585
Stock based compensation	322,844	3,229	1,497,008	-	-	-	-	1,500,237
Public offering common stock, net	14,950,000	149,500	15,640,770	-	-	-	-	15,790,270
September 30, 2012	38,197,255	$381,973	$801,351,649	$1,035,329	165,906	$(1,552,382)	$(778,171,932)	$23,044,637

12. Stockholders’ Equity

On May 19, 2011, the Company implemented a one-for-ten reverse stock split of its common stock. As a result of the reverse stock split, each ten (10) outstanding shares of pre-split common stock were automatically combined into one (1) share of post-split common stock. Fractional shares received cash and proportional adjustments were made to the Company’s outstanding stock options and other equity awards and to the Company’s equity compensation plans to reflect the reverse stock split. The financial statements for all prior periods have been retroactively adjusted to reflect this stock split for both common stock issued and options outstanding.

On May 31, 2011, the Company completed an underwritten public offering of 8,265,000 shares of its common stock and warrants to purchase an aggregate of 7,128,563 shares of common stock (including warrants to purchase an aggregate of 929,813 shares of common stock purchased by the underwriter pursuant to the exercise of its over-allotment option). The shares and the warrants were sold together as a fixed combination, with each combination consisting of one share of common stock and 0.75 of a warrant to purchase one share of common stock, at a price to the public of $2.42 per fixed combination. Net proceeds, after underwriting discounts and commissions and other fees and expenses payable by Plug Power, were $18,289,883 (of this amount $8,768,143 in fair value was recorded as common stock warranty liability at issuance date). The warrants are exercisable upon issuance and will expire on May 31, 2016. The exercise price of the warrants is $3.00 per share of common stock. The warrants include weighted-average anti-dilution protection and, in the event of a sale of the Company, and under certain conditions, each warrant holder has the right to require the Company to purchase such holder’s warrants at a price determined using a Black-Scholes option pricing model.

On June 8, 2011, the Company sold 836,750 additional shares of common stock, pursuant to the underwriter’s partial exercise of its over-allotment option, resulting in additional net proceeds to Plug Power of $1,874,990.

On July 1, 2011, the Company sold 231,000 additional shares of common stock, pursuant to the underwriter’s partial exercise of its over-allotment option, resulting in additional net proceeds to Plug Power of $527,626.

Preferred Stock

The Company has authorized 5.0 million shares of preferred stock, par value $.01 per share. The Company’s certificate of incorporation provides that shares of preferred stock may be issued from time to time in one or more series. The Company’s Board of Directors is authorized to fix the voting rights, if any, designations, powers, preferences, qualifications, limitations and restrictions thereof, applicable to the shares of each series. As of December 31, 2011 and 2010, there were no shares of preferred stock issued and outstanding.

The Company has registered Series A Junior Participating Cumulative Preferred Stock, par value $.01 per share. As of December 31, 2011 and 2010, there were no shares of Series A Junior Participating Cumulative Preferred Stock issued and outstanding.

Common Stock

The Company has one class of common stock, par value $.01 per share. Each share of the Company’s common stock is entitled to one vote on all matters submitted to stockholders. As of December 31, 2011 and 2010 there were 22,758,505 and 13,189,475, respectively shares of common stock issued and outstanding.

Earnings Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
6. Earnings Per Share

Basic earnings per common share are computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options, unvested restricted stock, and warrants) were exercised or converted into common stock or resulted in the issuance of common stock (net of any assumed repurchases) that then shared in the earnings of the Company, if any. This is computed by dividing net earnings by the combination of dilutive common share equivalents, which is comprised of shares issuable under outstanding warrants and the Company’s share-based compensation plans, and the weighted average number of common shares outstanding during the reporting period. Since the Company is in a net loss position, all common stock equivalents would be considered to be anti-dilutive and are, therefore, not included in the determination of diluted earnings per share. Accordingly, basic and diluted loss per share are the same.

The following table provides the components of the calculations of basic and diluted earnings per share:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Numerator:
Net loss	$(10,325,464)	$(6,290,546)	$(23,388,120)	$(20,286,414)
Denominator:
Weighted average number of common shares outstanding	37,977,052	22,676,114	33,107,175	17,441,767

The potential dilutive common shares are summarized as follows:

	At September 30,
	2012	2011
Stock options outstanding	1,999,521	1,344,665
Unvested restricted stock	275,262	408,388
Common stock warrants (1)	9,421,008	7,128,563
Number of dilutive potential common shares	11,695,791	8,881,616

(1)

On May 31, 2011, the Company granted 7,128,563 warrants as part of an underwritten public offering. As a result of the March 28 and 29, 2012 public offerings described in Note 5, the number of warrants increased to 9,421,008.

Inventory	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory

7. Inventory

                Inventory as of September 30, 2012 and December 31, 2011 consisted of the following:

	September 30, 2012	December 31, 2011
Raw materials and supplies	$9,479,058	$9,159,004
Work-in-process	18,584	462,832
Finished goods	3,507,478	732,871
	$13,005,120	$10,354,707

Finished goods inventory at September 30, 2012 includes approximately $3 million related to 245 units shipped to a customer site during the quarter in connection with a customer lease agreement that was not yet complete.

Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

 8. Intangible Assets

The gross carrying amount and accumulated amortization of the Company’s acquired identifiable intangible assets related to Plug Power Canada Inc. as of September 30, 2012 are as follows:

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total

Acquired Technology	8 years	$15,900,000	$(11,607,664)	$1,281,656	$5,573,992
Customer Relationships	8 years	1,000,000	(677,083)	-	322,917
		$16,900,000	$(12,284,747)	$1,281,656	$5,896,909

The gross carrying amount and accumulated amortization of the Company’s acquired identifiable intangible assets related to Plug Power Canada Inc. as of December 31, 2011 are as follows:

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total
Acquired Technology	8 years	$15,900,000	$(9,974,597)	$1,132,529	$7,057,932
Customer Relationships	8 years	1,000,000	(583,296)	-	416,704
		$16,900,000	$(10,557,893)	$1,132,529	$7,474,636

6. Intangible Assets

Intangible assets, consisting of acquired technology and customer relationships related to the Cellex and General Hydrogen acquisitions during the year ended December 31, 2007 are amortized using a straight-line method over their useful lives of eight years. On January 1, 2008, General Hydrogen (Canada) Corporation, Plug Power Canada Inc. and Cellex Power Products, Inc. amalgamated as Plug Power Canada Inc.

The gross carrying amount and accumulated amortization of the Company’s acquired identifiable intangible assets as of December 31, 2011 are as follows:

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total

Acquired Technology	8 years	$15,900,000	$(9,974,597)	$1,132,529	$7,057,932
Customer Relationships	8 years	1,000,000	(583,296)	-	416,704
		$16,900,000	$(10,557,893)	$1,132,529	$7,474,636

The gross carrying amount and accumulated amortization of the Company’s acquired identifiable intangible assets as of December 31, 2010 are as follows:

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total

Acquired Technology	8 years	$15,900,000	$(7,776,713)	$1,206,411	$9,329,698
Customer Relationships	8 years	1,000,000	(458,304)	-	541,696
		$16,900,000	$(8,235,017)	$1,206,411	$9,871,394

Amortization expense for acquired identifiable intangible assets for the years ended December 31, 2011, 2010, and 2009 was $2.3 million, $2.3 million, and $2.1 million, respectively. Estimated amortization expense for subsequent years is as follows:

2012	$2,277,773
2013	2,277,773
2014	2,277,773
2015	641,317
Total	$7,474,636

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

 9. Income Taxes

Under Internal Revenue Code (IRC) Section 382, the use of net operating loss carry-forwards, capital loss carry-forwards and other tax credit carry-forwards may be limited if a change in ownership of a company occurs. If it is determined that due to transactions involving the Company’s shares owned by its five percent stockholders a change of ownership has occurred under the provisions of IRC Section 382, the Company's net operating loss, capital loss and tax credit carry-forwards could be subject to significant IRC Section 382 limitations.

Prior to March 2011, the Company had approximately $703 million in Federal and state net operating loss carry-forwards and $15.6 million in Federal research and experimentation tax credit carry-forwards.  A Section 382 ownership change occurred during March 2011 that resulted in approximately $675 million of Federal and state net operating loss carry-forwards being subject to IRC Section 382 limitations and as a result of IRC Section 382 limitations, approximately $618 million of the net operating loss carry-forwards and $15.6 million of the Federal research and experimentation tax credit carry-forwards will expire prior to utilization.  As a result of the IRC Section 382 limitations, these net operating loss and tax credit carry-forwards that will expire unutilized were not reflected in the Company’s gross deferred tax asset as of December 31, 2011. The ownership change also resulted in Net Unrealized Built in Losses per IRS Notice 2003-65 which should result in Recognized Built in Losses during the five year recognition period of approximately $9.4 million. This will translate into unfavorable book to tax add backs in the Company's 2011 to 2016 U.S. corporate income tax returns that resulted in a gross deferred tax liability of $3.6 million at the time of the ownership change and $2.6 million at December 31, 2011 with a corresponding reduction to the valuation allowance. This gross deferred tax liability will offset certain existing gross deferred tax assets (i.e. capitalized research expense). This had no impact on the Company's current financial position, results of operations, or cash flows because of the full valuation allowance.

As a result of certain equity transactions by five percent stockholders, a Section 382 ownership change occurred during March 2012 that resulted in all but approximately $14.9 million of the Company’s Federal and state net operating loss carry-forwards expiring prior to utilization, which resulted in the Company’s gross deferred tax asset and related valuation allowance decreasing by approximately $24.6 million.  The ownership also resulted in Net Unrealized Built in Losses per IRS Notice 2003-65 which should result in Recognized Built in Losses during the five year recognition period of approximately $36.5 million. This will translate into unfavorable book to tax add backs in the Company's 2012 to 2017 U.S. corporate income tax returns that would result in a gross deferred tax liability of $13.9 million at the time of the ownership change with a corresponding reduction to the valuation allowance. This gross deferred tax liability will offset certain existing gross deferred tax assets (i.e. capitalized research expense). These decreases would have no impact on the Company’s financial position, results of operations, or cash flows. However, these potential future tax benefits would no longer be available to the Company.

11. Income Taxes

The components of (loss) before income taxes and the provision for income taxes for the years ended December 31, 2011, 2010 and 2009 are as follows:

Loss before income taxes:	2011	2010	2009
United States	$(25,483,000)	$(38,567,000)	$(39,363,000)
Foreign	(1,971,000)	(8,392,000)	(1,346,000)
	$(27,454,000)	$(46,959,000)	$(40,709,000)

There was no current income tax expense for the years ended December 31, 2011, 2010 and 2009. The Company was a Limited Liability Company (LLC) until its merger into Plug Power Inc. effective November 3, 1999. From inception through November 3, 1999, the Company was treated as a partnership for federal and state income tax purposes and accordingly the Company’s income taxes or credits resulting from earnings or losses were payable by, or accrued to its members. Therefore, no provision for income taxes has been made prior to November 3, 1999.

Effective November 3, 1999, the Company is taxed as a corporation for Federal and State income tax purposes and the effect of deferred taxes recognized as a result of the change in tax status of the Company have been included in operations. Deferred tax assets and liabilities are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates.

The significant components of U.S. deferred income tax expense (benefit) for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Deferred tax expense (benefit)	$17,774,374	$(652,367)	$(1,679,144)
Net operating loss carryforward expired (generated)	187,596,630	(14,168,304)	(14,972,768)
Valuation allowance (decrease) increase	(205,371,004)	14,820,671	16,651,912
Provision for Income taxes	$-	$-	$-

The significant components of Foreign deferred income tax expense (benefit) for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Deferred tax benefit	$(1,268,116)	$(822,713)	$(1,633,336)
Net operating loss carryforward expired (generated)	496,400	(1,080,779)	147,019
Valuation allowance increase	771,716	1,903,492	1,486,317
Provision for Income taxes	$-	$-	$-

The Company’s effective income tax rate differed from the Federal statutory rate as follows:

	2011	2010	2009
U.S. Federal statutory tax rate	(35.0%)	(35.0%)	(35.0%)
Deferred state taxes, net of federal benefit	(3.1%)	(2.4%)	(2.9%)
Common stock warrant liability	(4.4%)	0.0%	0.0%
Other, net	0.6%	(2.7%)	(0.8%)
Change to uncertain tax positions	(57.5%)	1.6%	0.0%
Foreign tax rate differential	0.8%	2.2%	0.2%
Expiring attribute carryforward	5.4%	1.2%	0.0%
Adjustments to open deferred tax balance	(1.7%)	0.3%	(4.3%)
Writeoff of tax attributes due to imposition of
Section 382 limitation	840.9%	0.0%	0.0%
Tax credits	(0.3%)	(0.6%)	0.7%
Change in valuation allowance	(745.7%)	35.4%	42.1%
	0.0%	0.0%	0.0%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of certain assets and liabilities for financial reporting and the amounts used for income tax expense purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2011 and 2010 are as follows:

	U.S.		Foreign
	Years ended December 31,		Years ended December 31,
	2011	2010	2011	2010
Intangible assets	$199,980	$270,278	$324,654	$(28,763)
Non-employee stock based compensation	(1,555,822)	(1,792,727)	-	-
Gain on auction rate debt securities repurchase agreement	-	(2,271,572)	-	-
Impairment loss on available-for-sale securities	-	2,271,572	-	-
Deferred revenue	2,105,962	1,652,905	-	-
Other reserves and accruals	1,120,831	669,061	-	206,184
Capital loss carryforwards	-	5,883,890	-	-
Research and development tax credit carryforwards	73,722	9,833,063	1,533,281	1,512,346
Property, plant and equipment	1,126,531	753,930	528,596	521,379
Amortization of stock-based compensation	7,900,080	7,490,246	-	-
Capitalized research & development expenditures	15,162,000	17,328,000	4,759,800	3,667,068
Section 382 recognized built in loss	(1,819,014)	-	-	-
Net operating loss carryforwards	30,271,381	217,868,010	3,462,252	3,958,652
Total deferred tax asset	54,585,651	259,956,656	10,608,583	9,836,866
Valuation allowance	(54,585,651)	(259,956,656)	(10,608,583)	(9,836,866)
Net deferred tax assets	$-	$-	$-	$-

The Company has recorded a valuation allowance, as a result of uncertainties related to the realization of its net deferred tax asset, at December 31, 2011 and 2010 of approximately $65.2 million and $269.8 million, respectively. A reconciliation of the current year change in valuation allowance is as follows:

	Total	U.S.	Foreign
Increase in valuation allowance for current year increase in net operating losses:	$8,982,432	$8,799,089	$183,343
Decrease in valuation allowance for 382 limitations on tax attributes:	(212,112,671)	(212,112,671)	-
Decrease in valuation allowance for current year net decrease in deferred tax
assets other than net operating losses:	(2,279,655)	(2,057,422)	(222,233)
Increase in valuation allowance as a result of foreign currency fluctuation	136,168	-	136,168
Increase in valuation allowance due to current year change of deferred tax assets
as the result of uncertain tax positions.	674,438	-	674,438
Net (decrease) increase in valuation allowance	$(204,599,288)	$(205,371,004)	$771,716

The deferred tax assets have been offset by a full valuation allowance because it is more likely than not that the tax benefits of the net operating loss carryforwards and other deferred tax assets may not be realized. Included in the valuation allowance as of December 31, 2011 and December 31, 2010 are $1.9 million and $14.3 million, respectively of deferred tax assets resulting from the exercise of employee stock options, which upon subsequent realization of the tax benefits, will be allocated directly to paid-in capital.

Before the imposition of IRC Section 382 limitations described below, at December 31, 2011, the Company has unused Federal and State net operating loss carryforwards of approximately $703 million, of which $70.3 million was generated from the operations of H Power during the period May 31, 1989, through the date of the H Power acquisition, $2.7 million was generated by Cellex through the date of the Cellex acquisition, $44.1 million was generated by General Hydrogen through the date of the General Hydrogen acquisition, and $585.9 million was generated by the Company during the period October 1, 1999 through December 31, 2011. The net operating loss carryforwards if unused will expire at various dates from 2012 through 2031. In 2011, net operating loss carryforwards of $3.9 million acquired as part of the H Power transaction expired.

Under Internal Revenue Code (IRC) Section 382, the use of loss carryforwards may be limited if a change in ownership of a company occurs. If it is determined that due to transactions involving the Company’s shares owned by its 5 percent or greater shareholders a change of ownership has occurred under the provisions of IRC Section 382, the Company's Federal and state net operating loss carryforwards could be subject to significant IRC Section 382 limitations.

Based upon an IRC Section 382 study, a Section 382 ownership change occurred in 2011 that resulted in approximately $675 million of Federal and state net operating loss carryforwards being subject to IRC Section 382 limitations and as a result of IRC Section 382 limitations, approximately $618 million of the net operating loss carryforwards will expire prior to utilization. As a result of the IRC Section 382 limitations, these net operating loss carryforwards that will expire unutilized are not reflected in the Company’s gross deferred tax asset as of December 31, 2011.

The ownership change also resulted in Net Unrealized Built in Losses per IRS Notice 2003-65 which should result in Recognized Built in Losses during the five year recognition period of approximately $7 million.  This will translate into unfavorable book to tax add backs in the Company's 2011 to 2016 U.S. corporate income tax returns that resulted in a gross deferred tax liability of $2.6 million at the time of the ownership change and $1.8 million at December 31, 2011 with a corresponding reduction to the valuation allowance.  This gross deferred tax liability will offset certain existing gross deferred tax assets (i.e. capitalized research expense).  This has no impact on the Company's current financial position, results of operations, or cash flows because of the full valuation allowance.

IRC Section 382 also limits the ability for a Company to utilize capital loss and research credit carryforwards.  Approximately $15.5 million of Federal capital loss carryforwards are subject to IRC Section 382 limitations and as a result of the IRC Section 382 limitations, the entire $15.5 million will expire prior to utilization.  Approximately $15.5 million of Research Credit are subject to IRC Section 382 limitations and as a result of the IRC Section 382 limitations, the entire $15.5 million will expire prior to utilization.  At December 31, 2011 the Company has US Federal Research and Experimentation credit carryforwards of approximately $0.1 million that were generated after the IRC Section 382 ownership change and will be available to offset future income tax that will expire in 2031.

At December 31, 2011, the Company has unused foreign net operating loss carryforwards of approximately $17.4 million. The net operating loss carryforwards if unused will expire at various dates from 2014 through 2031.  At December 31, 2011 the company has Scientific Research and Experimental Development expenditures of $21.8 million available to offset future taxable income.  These expenditures have no expiry date.  At December 31, 2011 the company has Canadian ITC credit carryforwards of $2.4 million available to offset future income tax.  These credit carryforwards if unused will expire at various dates from 2012 through 2027.  Approximately $3.6 million of the foreign net operating loss carryforwards, approximately $2.8 million of the Scientific Research and Experimental Development expenditures and $0.8 million of the Canadian ITC credit carryforwards represent unrecognized tax benefits and are therefore, not reflected in the Company's deferred tax asset as of December 31, 2011.

The Company intends to reinvest indefinitely any unrepatriated foreign earnings. As of December 31, 2011, the Company has no unrepatriated foreign earnings.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
Unrecognized tax benefits balance at beginning of year	$17,893,011	$18,570,177	$18,149,125
Additions for tax positions of prior years	-	-	-
Reductions based on tax positions related to the current year	-	-	-
Reductions for tax positions of prior years	(15,874,599)	(716,419)	(55,884)
Settlements	-	-	-
Currency Translation	27,940	39,253	476,936
Unrecognized tax benefits balance at end of year	$2,046,352	$17,893,011	$18,570,177

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. During the year ended December 31, 2011, the Company recognized $0 in interest and penalties. The Company had $1.2 million in interest and penalties accrued at December 31, 2011.

The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business the Company is subject to examination by taxing authorities. Open tax years in the U.S. range from 2008 to 2011. Open tax years in the foreign jurisdictions range from 2004 to 2011. However, upon examination in subsequent years, if net operating loss carryforwards and tax credit carryforwards are utilized, the U.S. and foreign jurisdictions can reduce net operating loss carryforwards and tax credit carryforwards utilized in the year being examined if they do not agree with the carryforward amount. As of December 31, 2011, the Company was not under audit in the U.S. or non-U.S. taxing jurisdictions. No significant changes to the amount of unrecognized tax benefits are anticipated within the next twelve months.

Note Receivable	9 Months Ended
Sep. 30, 2012
Note Receivable [Abstract]
Note Receivable

10. Note Receivable

On May 25, 2012, we executed a $663,359 Promissory Note with Forem Energy Group, maturing on May 25, 2022.  This note is unsecured and bears interest at an annual rate of 2.9%.  Accordingly, receivables relating to this agreement in the amount of $585,611 and $63,398 have been recorded as note receivable and current portion note receivable (prepaid expenses and other current assets), respectively, in the condensed consolidated balance sheets as of September 30, 2012.

Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements

11. Fair Value

The Company complies with the provisions of FASB ASC No. 820, Fair Value Measurements and Disclosures (ASC 820), in measuring fair value and in disclosing fair value measurements. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements required under other accounting pronouncements. FASB ASC No. 820-10-35, Fair Value Measurements and Disclosures- Subsequent Measurement (ASC 820-10-35), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820-10-35-3 also requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model.

ASC 820-10-35 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1 Inputs – Level 1 inputs are unadjusted quoted prices in active markets for assets or liabilities identical to those to be reported at fair value. An active market is a market in which transactions occur for the item to be fair valued with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Inputs – Level 2 inputs are inputs other than quoted prices included within Level 1. Level 2 inputs are observable either directly or indirectly. These inputs include: (a) Quoted prices for similar assets or liabilities in active markets; (b) Quoted prices for identical or similar assets or liabilities in markets that are not active, such as when there are few transactions for the asset or liability, the prices are not current, price quotations vary substantially over time or in which little information is released publicly; (c) Inputs other than quoted prices that are observable for the asset or liability; and (d) Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 Inputs – Level 3 inputs are unobservable inputs for an asset or liability. These inputs should be used to determine fair value only when observable inputs are not available. Unobservable inputs should be developed based on the best information available in the circumstances, which might include internally generated data and assumptions being used to price the asset or liability.

When determining the fair value measurements for assets or liabilities required or permitted to be recorded at and/or marked to fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Company looks to active and observable markets to price identical assets. When identical assets are not traded in active markets, the Company looks to market observable data for similar assets.

The following tables summarize the basis used to measure certain financial assets and liabilities at fair value on a recurring basis in the condensed consolidated balance sheets:

		Quoted Prices in Active	Significant	Significant
		Markets for Identical	Other Observable	Unobservable
		Items	Inputs	Inputs
Balance at September 30, 2012	Total	(Level 1)	(Level 2)	(Level 3)
Common stock warrant liability	$1,594,323	$-	$-	$1,594,323

The following tables show reconciliations of the beginning and ending balances for liabilities measured at fair value on a recurring basis using significant unobservable inputs (i.e. Level 3) for the nine months ended September 30, 2012:

Fair Value
Measurement Using
Significant
Common stock warrant liability	Unobservable Inputs

Beginning of period - January 1, 2012	$5,320,990
Change in fair value of common stock warrants	(3,726,667)
Fair value of common stock warrant liability at September 30, 2012	$1,594,323

The following summarizes the valuation technique for assets and liabilities measured and recorded at fair value:

Common stock warrant liability: For our level 3 securities, which represent common stock warrants, fair value is based on the Black-Scholes pricing model which is based, in part, upon unobservable inputs for which there is little or no market data, requiring the Company to develop its own assumptions.

The following disclosure of the estimated fair value of financial instruments is made in accordance with the provision of ASC 825-10-65, Financial Instruments, which requires disclosures about fair value of financial instruments in interim financial statements as well as in annual financial statements. Although the estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies, the estimates presented are not necessarily indicative of the amounts that the Company could realize in current market exchanges.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents, accounts receivable, accrued interest receivable and payable, accounts payable and borrowings under line of credit: The carrying amounts reported in the condensed consolidated balance sheets approximate fair value because of the short maturities of these instruments.

3. Fair Value Measurements

The Company complies with the provisions of FASB ASC No. 820, Fair Value Measurements and Disclosures (ASC 820), in measuring fair value and in disclosing fair value measurements. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements required under other accounting pronouncements. FASB ASC No. 820-10-35, Fair Value Measurements and Disclosures- Subsequent Measurement (ASC 820-10-35), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820-10-35-3 also requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model.

ASC 820-10-35 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1 Inputs – Level 1 inputs are unadjusted quoted prices in active markets for assets or liabilities identical to those to be reported at fair value. An active market is a market in which transactions occur for the item to be fair valued with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Inputs – Level 2 inputs are inputs other than quoted prices included within Level 1. Level 2 inputs are observable either directly or indirectly. These inputs include: (a) Quoted prices for similar assets or liabilities in active markets; (b) Quoted prices for identical or similar assets or liabilities in markets that are not active, such as when there are few transactions for the asset or liability, the prices are not current, price quotations vary substantially over time or in which little information is released publicly; (c) Inputs other than quoted prices that are observable for the asset or liability; and (d) Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 Inputs – Level 3 inputs are unobservable inputs for an asset or liability. These inputs should be used to determine fair value only when observable inputs are not available. Unobservable inputs should be developed based on the best information available in the circumstances, which might include internally generated data and assumptions being used to price the asset or liability.

When determining the fair value measurements for assets or liabilities required or permitted to be recorded at and/or marked to fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. When possible, the Company looks to active and observable markets to price identical assets. When identical assets are not traded in active markets, the Company looks to market observable data for similar assets. Nevertheless, certain assets are not actively traded in observable markets and the Company must use alternative valuation techniques to derive a fair value measurement.

As of December 31, 2011, the Company no longer held any trading securities - auction rate debt securities since they were repurchased in July, 2010 at par by the third-party lender holding the collateral under the Repurchase Agreement which resulted in a corresponding reduction in amounts outstanding and the extinguishment of the Credit Line Agreement.

 The following tables summarize the basis used to measure certain financial assets at fair value on a recurring basis in the consolidated balance sheets:

                                                                         Basis of Fair Value Measurements

		Quoted Prices in Active	Significant	Significant
		Markets for Identical	Other Observable	Unobservable
		Items	Inputs	Inputs
Balance at December 31, 2011	Total	(Level 1)	(Level 2)	(Level 3)
Common stock warrant liability	$5,320,990	$-	$-	$5,320,990

		Quoted Prices in Active	Significant	Significant
		Markets for Identical	Other Observable	Unobservable
		Items	Inputs	Inputs
Balance at December 31, 2010	Total	(Level 1)	(Level 2)	(Level 3)
Available-for-sale securities -
U.S. treasury securities	$10,403,315	$10,403,315	$-	$-

The following tables show reconciliations of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (i.e. Level 3):

Fair Value
Measurement Using
Significant
Common stock warrant liability	Unobservable Inputs
Beginning of period - January 1, 2011	$-
Issuance of common stock warrants	8,768,143
Change in fair value of common stock warrants	(3,447,153)
Fair value of common stock warrant liability at December 31, 2011	$5,320,990
Fair Value
Measurement Using
Significant
Trading securities - auction rate debt securities	Unobservable Inputs
Beginning of period - January 1, 2010	$53,397,179
Sale of trading securities for the year ended December 31, 2010	(59,375,001)
Net trading gain for the year ended December 31, 2010	5,977,822
Fair value of trading securities - auction rate debt securities at December 31, 2010	$-
Fair Value
Measurement Using
Significant
Auction rate debt securities repurchase agreement	Unobservable Inputs
Beginning of period - January 1, 2010	$5,977,822
Change in fair value of auction rate debt securities repurchase agreement for the year ended December 31, 2010	(5,977,822)
Fair value of auction rate debt securities repurchase agreement at December 31, 2010	$-

The following summarizes the valuation technique for assets measured and recorded at fair value:

Available-for-sale securities (Level 1): Available-for-sale securities represent U.S. treasury securities, where fair value is based on quoted market prices.

Common stock warrant liability (Level 3):  For our common stock warrants, fair value is based on the Black-Scholes pricing model which is based, in part, upon unobservable inputs for which there is little or no market data, requiring the Company to develop its own assumptions.

Trading securities – auction rate debt securities and auction rate debt securities repurchase agreement (Level 3): The valuation of these auction rate debt securities and auction rate debt securities repurchase agreement is an estimate based upon factors specific to these securities, including duration, tax status (taxable or tax-exempt), credit quality, the existence of insurance wraps, and the composition of the underlying student loans (Federal Family Education Loan Program or private loans). Assumptions were made about future cash flows based upon interest rate formulas as described above. Also, the valuation included estimates of market data including yields or spreads of similar trading instruments, when available, or assumptions believed to be reasonable for non-observable inputs such as likelihood of redemption.  These securities were redeemed at par in July 2010.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

In September 2011, the Company signed a letter of credit with Silicon Valley Bank in the amount of $525,000. The standby letter of credit is required by an agreement negotiated between Air Products and Chemicals, Inc. (Air Products) and the Company to supply hydrogen infrastructure and hydrogen to Central Grocers at their distribution center.  There are no collateral requirements associated with this letter of credit.

The Equipment Sale Agreement Addendum No. 1 between Ballard and the Company was executed on June 30, 2011. This addendum relates to a committed purchase by the Company of a total of 3,250 Ballard fuel cell stacks between the dates of July 1, 2011 and December 31, 2012. The amount of this commitment was approximately $9.4 million.  As of September 30, 2012, the Company had purchased 2,347 stacks, and has a remaining commitment of approximately $2.2 million.  In conjunction with this agreement, the Company paid a one-time non-recurring engineering fee of $450,000 to Ballard to be used at Ballard’s sole discretion for the purposes of product development, cost reduction and production implementation.  This fee is being amortized to research and development expense over a period of eighteen months.

Concentrations of credit risk with respect to receivables exist due to the limited number of select customers that the Company has initial commercial sales arrangements with and with government agencies. To mitigate credit risk, the Company performs appropriate evaluation of a prospective customer’s financial condition.

At September 30, 2012, four customers comprise approximately 79.4% of the total accounts receivable balance, with each customer individually representing 61.0%, 8.8%, 5.0%, and 4.6% of total accounts receivable, respectively.  At December 31, 2011, five customers comprise approximately 83.0% of the total accounts receivable balance, with each customer individually representing 27.0%, 17.3%, 16.4%, 12.1%, and 10.2% of total accounts receivable, respectively.

For the nine months ended September 30, 2012, contracts with three customers comprise approximately 55.5% of total consolidated revenues, with each customer representing 25.8%, 19.4%, and 10.3%, respectively.  For the nine months ended September 30, 2011, contracts with two customers and two federal government agencies comprised approximately 63.7% of total consolidated revenues, with each customer representing 22.5%, 20.7%, 10.5%, and 10.0%, respectively.

 The product and service revenue contracts we entered into generally provide a one to two-year product warranty to customers from date of installation. We currently estimate the costs of satisfying warranty claims based on an analysis of past experience and provide for future claims in the period the revenue is recognized.  Factors that affect our warranty liability include the number of installed units, estimated material costs, estimated travel, and labor costs. During the quarters ended September 30, 2012, and September 30, 2011, we adjusted our reserve for additional warranty claims arising from GenDrive component quality issues that were identified during the quarter. These are isolated quality issues that were identified in GenDrive units that are currently being used at customer sites.  These units will be retro-fitted with replacement components that will improve the reliability of our GenDrive products for our customers.

The following table summarizes product warranty activity recorded during the nine months ended September 30, 2012 and 2011:

	September 30, 2012	September 30, 2011
Beginning balance - January 1	$1,210,919	$862,480
Additions for current year deliveries	399,623	569,452
Reductions for payments made	(1,915,253)	(398,966)
Reserve Adjustment	3,273,324	561,750
Ending balance - September 30	$2,968,613	$1,594,716

17. Commitments and Contingencies

Alliances and development agreements

General Electric Company (GE) Entities: On February 27, 2006, the Company, GE MicroGen, Inc., and GE restructured their service and equity relationships by terminating the joint venture and the associated distributor and other agreements, and entering into a new development collaboration agreement. Under this agreement, the Company and GE (through its Global Research unit) agreed to collaborate on programs including, but not limited to, development of tools, materials and components that can be applied to various types of fuel cell products. The Company and GE mutually agreed to extend the terms of the development collaboration agreement such that the Company was obligated to purchase $1 million of services from GE in connection with this collaboration prior to December 31, 2009. As of December 31, 2009, the approximately $363,000 obligation remaining under the extended development collaboration agreement became due and payable; however, the Company and GE d/b/a GE Global Research entered into a Lease Agreement dated October 6, 2009 for space in the Company’s Latham, New York facility whereby the parties mutually agreed that pursuant to section 4 of the Lease Agreement the amount owed by the Company to GE under the development collaboration agreement would be offset by the rent owed by GE to the Company each month. The development collaboration agreement is scheduled to terminate on the earlier of (i) December 31, 2014 or (ii) upon the completion of a certain level of program activity. As of December 31, 2011 and 2010, approximately $110,000 and $209,000, respectively, have been recorded as accrued expenses in the consolidated balance sheets related to the development collaboration agreement.

NYSERDA: The Company has an obligation to repay the New York State Environmental Research and Development Authority (NYSERDA) according to royalty payment provisions in each of the Company’s past and present NYSERDA agreements. For sales made by a New York State manufacturer, the Company must pay a royalty to NYSERDA at a rate of 0.5% of net sales of products developed under the NYSERDA programs; or, for a non-new York State manufacturer, the Company must pay a royalty to NYSERDA at a rate of 3% of net sales. The royalty payments are currently calculated at 0.5% of net sales of our GenCore and GenSys products because we are a New York State manufacturer and both of these products were developed using some percentage of NYSERDA monies. The Company’s maximum liability under the NYSERDA royalty provisions is one times the aggregate total amount of monies received from NYSERDA. If the total amount received from NYSERDA under an individual agreement is not paid back in royalties to NYSERDA within fifteen (15) years from the date of that individual agreement, then that amount is deducted from the aggregate total amount due under the royalty provisions. For the years ended December 31, 2011 and December 31, 2010, amounts payable under this agreement were approximately $5,000 and $4,000, respectively.

Leases

As of December 31, 2011 and 2010, the Company has no capital leases outstanding. The Company has several non-cancelable operating leases, primarily for hydrogen infrastructure and fork lift trucks that expire over the next five years. Portions of certain properties are subleased for periods expiring in various years through 2011.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2011 are:

Year ending December 31,	Operating leases
2012	$730,531
2013	522,557
2014	327,740
2015	316,823
2016 and thereafter	1,016,317
Total future minimum lease payments	$2,913,968

Minimum future rental income receivable under subleases from non-cancelable operating leases were $0 and $153,932 as of December 31, 2011 and 2010, respectively.

Rental expense for all operating leases for the years ended December 31, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Minimum rentals	$887,000	$2,153,000	$1,819,000
Sublease rental income	(161,000)	(269,000)	(5,000)
	$726,000	$1,884,000	$1,814,000

Concentrations of credit risk

Concentrations of credit risk with respect to receivables exist due to the limited number of select customers that the Company has initial commercial sales arrangements with and government agencies. To mitigate credit risk, the Company performs appropriate evaluation of a prospective customer’s financial condition.

At December 31, 2011, five customers comprise approximately 83.0% of the total accounts receivable balance, with each customer individually representing 27.0%, 17.3%, 16.4%, 12.1% and 10.2% of total accounts receivable, respectively. At December 31, 2010, five customers comprise approximately 83.6% of the total accounts receivable balance, with each customer individually representing 33.7%, 33.5%, 6.7%, 6.0% and 3.6% of total accounts receivable, respectively.

For the year ended December 31, 2011, contracts with three customers comprise approximately 39.0% of total consolidated revenues, with each customer individually representing 14.5%, 14.0% and 10.5%, of total consolidated revenues, respectively.  For the year ended December 31, 2010, contracts with two customers and one federal government agency comprised 42.0% of total consolidated revenues, with each customer individually representing 18.7%, 10.0% and 13.3% of total consolidated revenues, respectively.

The Company has cash deposits in excess of federally insured limits. The amount of such deposits is essentially all cash at December 31, 2011.

Employment Agreements

The Company is party to employment agreements with certain executives which provide for compensation and certain other benefits. The agreements also provide for severance payments under certain circumstances.

Early Commercial Purchase Agreement

On October 15, 2007, the Company and Wal-Mart Stores East, LP (Wal-Mart) signed an Early Commercial Purchase Agreement for GenDrive units. Under this agreement, the Company has certain commitments to provide for the maintenance/service of the units sold as well as supply of hydrogen to Wal-Mart for up to seven years from the date of commissioning. The Company also provides certain indemnifications related to this agreement to Walmart.

Hydrogen Payment Agreement

Pursuant to the agreement negotiated between Air Products and the Company to supply hydrogen infrastructure and hydrogen to Central Grocers at their distribution center, the Company has an obligation to purchase hydrogen from and pay a monthly service charge of $23,300 for hydrogen infrastructure to Air Products for the full term of the contract. Amendment No. 1 to the Hydrogen Payment Agreement became effective April 1, 2010 and increased the monthly service charge to $25,971 to accommodate for the addition of two dispensers and associated piping.

Supplemental Disclosures of Cash Flows Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures of Cash Flows Information

13. Supplemental Disclosures of Cash Flows Information

The following represents required supplemental disclosures of cash flows information and non-cash financing and investing activities which occurred during the nine months ended September 30, 2012 and 2011:

	September 30, 2012	September 30, 2011
Stock-based compensation accrual impact, net	$(115)	$(211,614)
Change in unrealized gain on available-for-sale securities	-	18,502
Transfer of investment in leased property to inventory	-	263,239
Transfer of assets held for sale to inventory	-	1,000,000

16. Supplemental Disclosures of Cash Flows Information

The following represents required supplemental disclosures of cash flows information and non-cash financing and investing activities which occurred during the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Stock-based compensation accrual impact, net	$395,257	$707,802	$480,145
Change in unrealized loss/gain on available for sale securities	18,502	(114,300)	(131,308)
Cash paid for interest	12,634	471,386	999,665
Transfer of property, plant and equipment to assets held for sale	-	768,779	-
Transfer of investment in leased property to inventory	253,786	-	-

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

14.  Subsequent Events

The Company has evaluated subsequent events and transactions through the date of this filing for potential recognition or disclosure in the financial statements and has noted no other subsequent events requiring recognition or disclosure other than as stated below.

On October 12, 2012, the Company received a deficiency notice from The Nasdaq Stock Market ("Nasdaq") stating that it no longer complies with Nasdaq Marketplace Rule 5550(a)(2) because the bid price of the Company's common stock closed below the required minimum $1.00 per share for the previous 30 consecutive business days. The notice also indicated that, in accordance with Marketplace Rule 5810(c)(3)(A), Plug Power has a period of 180 calendar days, until April 10, 2013, to regain compliance with Rule 5550(a)(2). If at any time before April 10, 2013 the bid price of the Company's common stock closes at $1.00 per share or more for a minimum of 10 consecutive business days, Nasdaq will notify the Company that it has regained compliance with Rule 5550(a)(2). In the event the Company does not regain compliance with Rule 5550(a)(2) prior to the expiration of the 180-day period, Nasdaq will notify the Company that its common stock is subject to delisting. The Company may appeal the delisting determination to a Nasdaq hearing panel and the delisting will be stayed pending until the panel's determination. At such hearing, the Company would present a plan to regain compliance and Nasdaq would then subsequently render a decision. The Company is currently evaluating its alternatives to resolve the listing deficiency.

22. Subsequent Events

The Company has evaluated subsequent events and transactions through the date of this filing for potential recognition or disclosure in the financial statements and has noted no other subsequent events requiring recognition or disclosure other than as stated below:

On January 24, 2012, the Company entered into a Master and Shareholders' Agreement with Axane, S.A., a subsidiary of Air Liquide, pursuant to which the Company and Axane formed a joint venture company based in France under the name Hypulsion (the "JV"). The principal purpose of the JV will be to develop and sell hydrogen fuel cell systems for the European material handling market. On February 29, 2012, the Company completed the formation of the JV and the Company and the JV entered into a Contribution and License Agreement and a Supply and Engineered Services Agreement.

On March 23, 2012, the Company and Broadridge Corporate Issuer Solutions, Inc., as rights agent, entered into Amendment No. 3 (the Rights Amendment) to the Shareholders Rights Agreement, dated as of June 23, 2009 (as amended, the Rights Agreement). The Rights Amendment provides that, generally, any beneficial ownership of shares of our common stock by affiliates and associates of AWM Investments Company, including but not limited to Special Situations Technology Fund, L.P., Special Situations Technology Fund II, L.P., and Special Situations Private Equity Fund, L.P., (collectively, SSF) will not cause the preferred stock purchase rights to become exercisable under the Rights Agreement, so long as SSF and their affiliates and associates do not at any time beneficially own shares of our common stock equaling or exceeding three percent more than the percentage of the then outstanding shares of common stock beneficially owned by SSF and their affiliates and associates immediately following the closing of our public offering on March 28, 2012.

On March 28, 2012, the Company complete an underwritten public offering of 13,000,000 shares of common stock. The shares were sold at $1.15 per share for gross proceeds of approximately $15.0 million. Net proceeds, after underwriting discounts and commissions and other estimated fees and expenses payable by the Company, were approximately $13.6 million. The Company intends to use the net proceeds of the offering for general corporate purposes, which may include working capital, capital expenditures, research and development expenditures, commercial expenditures, acquisitions of new technologies or businesses that are complementary to its current technologies or business focus, and investments. In connection with the offering, the Company has granted the underwriter a 45-day option to purchase up to an additional 1,950,000 shares of common stock to cover over-allotments.

On March 29, 2012, the Company sold 1,950,000 additional shares of common stock, pursuant to the underwriter’s exercise of its over-allotment option in connection with the Company’s recently announced public offering, resulting in additional net proceeds to the Company of $2,085,525.

Available-For-Sale Securities	12 Months Ended
Dec. 31, 2011
Available-For-Sale Securities [Abstract]
Available-For-Sale Securities

4. Available-for-Sale Securities

There were no available-for-sale securities as of December 31, 2011. The amortized cost and fair value of the Company’s available-for-sale securities as of December 31, 2010 were as follows:

	Amortized	Gross Unrealized	Gross Unrealized
Balance at December 31, 2010	Cost	Gains	Losses	Fair Value

U.S. Treasury Securities	$10,421,817	$-	$18,502	$10,403,315

The above table includes two securities where the current fair value was less than the related amortized cost at December 31, 2010. These unrealized losses did not reflect any deterioration of the credit worthiness of the issuers of the securities. All securities were investment grade. The unrealized losses on these temporarily impaired securities was a result of changes in interest rates for fixed-rate securities where the interest rate received was less than the current rate available for new offerings of similar securities and changes in market spreads as a result of shifts in supply and demand. There were no unrealized losses in the available-for-sale securities portfolio at December 31, 2009. The contractual maturities of available-for-sale securities were all in the year ended December 31, 2011 for balances as of December 31, 2010, and December 31, 2010 for balances as of December 31, 2009.

The Company recognized gross gains, gross losses and proceeds on available-for-sale securities for each of the years ended December 31 as follows:

	2011	2010	2009
Proceeds on sales	$-	$14,975,693	$3,699,149
Proceeds on maturities	-	64,778,346	133,856,781
Gross realized gains	-	-	-
Gross realized losses	-	-	-

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

5. Property, Plant and Equipment

Property, plant and equipment at December 31, 2011 and 2010 consist of the following:

	December 31,	December 31,
	2011	2010
Land	$90,000	$90,000
Buildings	15,332,232	14,557,080
Building improvements	4,939,283	6,843,954
Software, machinery and equipment	13,941,438	13,608,624
	34,302,953	35,099,658
Less accumulated depreciation	(25,616,113)	(25,261,027)
Property, plant, and equipment, net	$8,686,840	$9,838,631

Depreciation expense was $2.1million, $5.0 million and $3.6 million for the years ended December 31, 2011, 2010 and 2009, respectively.

In the fourth quarter of 2010, we abandoned our facility in Richmond, B.C. As a result, in accordance with ASC No. 360-10-35-47, Long-Lived Assets to Be Abandoned, we recorded depreciation expense in the amount of $2.1 million.

Credit Line Agreement and Auction Rate Debt Securities Repurchase Agreement	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Credit Line Agreement and Auction Rate Debt Securities Repurchase Agreement

7. Credit Line Agreement and Auction Rate Debt Securities Repurchase Agreement

In December 2008, the Company entered into a Credit Line Agreement with a third-party lender with a maximum availability of $62.9 million.  The Company’s auction rate debt securities included in trading securities on the consolidated balance sheet at December 31, 2009 was pledged as collateral for the Credit Line Agreement. As of December 31, 2008, the Company had drawn down $62.9 million on this line of credit. During the years ended December 31, 2010 and 2009, $59.4 million and $3.5 million, respectively of auction rate debt securities were sold by the third-party lender holding the collateral which resulted in a corresponding reduction in amounts outstanding under the Credit Line Agreement. The Credit Line Agreement had interest at a variable rate equal to the average rate of interest earned by the Company on the auction rate debt securities pledged as collateral for the Credit Line Agreement. The interest rate on the line of credit advances was 1.2% at December 31, 2009.  Interest expense on the advances on the Credit Line Agreement was approximately $305,000 and $915,000 for the years ended December 31, 2010 and 2009, respectively.

The advances on the Credit Line Agreement were repayable on demand by the third-party lender. If the third-party lender had exercised its right to demand repayment of the advances under the Credit Line Agreement prior to June 30, 2010 (the date upon which the Company could first exercise its rights under the Repurchase Agreement discussed below), the third-party lender was required to arrange alternative financing on terms substantially the same as the Credit Line Agreement or the third party lender must repurchase the auction rate debt securities pledged as collateral for the Credit Line Agreement at their par value, which was $59.4 million at December 31, 2009.

  In December 2008, the Company also entered into a Repurchase Agreement with the third-party lender such that the Company may require the third-party lender to repurchase the auction rate debt securities pledged as collateral for the Credit Line Agreement, at their par value, from June 30, 2010 through July 2, 2012 as full settlement for the advances on the Credit Line Agreement.  The Company elected to record this item at its fair value in accordance with ASC No. 825-10-25 to allow consistent treatment of this repurchase agreement and the underlying collateral.  At December 31, 2009, the fair value of this item was approximately $6.0 million and was recorded as an asset on the consolidated balance sheets. The change in the fair value of the Repurchase Agreement for the years ended December 31, 2010 and 2009 was $6.0 million and $4.2 million, respectively, and is recorded as a realized loss on the consolidated statements of operations.

Effective July 1, 2010, all auction rate debt securities were repurchased at par by the third-party lender holding the collateral under the Repurchase Agreement which resulted in a corresponding reduction in amounts outstanding and the extinguishment of the Credit Line Agreement.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accrued Expenses

9. Accrued Expenses

Accrued expenses at December 31, 2011 and 2010 consist of:

	2011	2010
Accrued payroll and compensation related costs	$1,687,965	$869,545
Accrued restructuring costs	109,978	1,392,568
Accrued dealer commissions and customer rebates	132,850	492,700
Accrued software costs	-	542,500
Other accrued liabilities	1,242,205	1,038,916
Total	$3,172,998	$4,336,229

Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Charges

10. Restructuring Charges

On May 25, 2010, the Company adopted a restructuring plan to focus and align the Company on its GenDrive business. As part of this plan, the Company has consolidated all operations to its Latham, New York headquarters. The Company recorded restructuring charges and revisions to previous estimates in the amount of $452,054 and $8,096,868 within selling, general and administrative expenses in the consolidated statement of operations for the years ended December 31, 2011 and December 31, 2010, respectively.

 The accrued restructuring charges relating to the May 2010 restructuring are comprised of the following at December 31, 2011:

	Accrued	Adjustments to,		Accrued
	restructuring	additional accrued		restructuring
	charges at	restructuring charges,		charges at
	January 1, 2011	or non-cash charges	Cash payments	December 31, 2011
Net lease obligations	$687,696	$452,054	$(1,139,750)	$-
Total	$687,696	$452,054	$(1,139,750)	$-

 During 2008, the Company adopted two restructuring plans to focus the Company on becoming a market and sales driven organization, to drive revenue growth, improve organizational efficiency and to position the Company for long-term profitability. As part of the plans, the Company implemented reductions in workforce, terminated purchase commitments, charged off inventory related to lapsed product lines, cut back discretionary spending, and deferred non-strategic projects.  The Company recorded restructuring charges and revisions to previous estimates in the amount of ($220,000), ($504,847) and $210,038 within selling, general and administrative expenses in the consolidated statement of operations for the years ended December 31, 2011, December 31, 2010 and December 31, 2009, respectively.  At December 31, 2011, $109,978 remains in accrued expenses on the consolidated balance sheets.

The accrued restructuring charges relating to the two 2008 restructurings are comprised of the following at December 31, 2011:

	Restructuring	Additional accrued		Restructuring
	charges at	restructuring charges,		charges at
	January 1, 2011	or non-cash charges	Cash payments	December 31, 2011
Contract cancellations	$547,356	$(220,000)	$(217,378)	$109,978
Net lease obligations	157,516	-	(157,516)	-
Total	$704,872	$(220,000)	$(374,894)	$109,978

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

13. Employee Benefit Plans

1999 Employee Stock Purchase Plan

In 1999, the Company adopted the 1999 Employee Stock Purchase Plan (the Plan) under which employees were eligible to purchase shares of the Company’s common stock at a discount through periodic payroll deductions. The Plan was intended to meet the requirements of Section 423 of the Internal Revenue Code. Purchases occurred at the end of six month offering periods at a purchase price equal to 85% of the market value of the Company’s common stock at either the beginning of the offering period or the end of the offering period, which ever was lower. Participants could elect to have up to 10% of their pay withheld for purchase of common stock at the end of the offering period, up to a maximum of $12,500 within any offering period. The Company reserved 1,000,000 shares of common stock for issuance under the Plan. The Company issued 0, 0 and 208,240 shares of stock under the Plan during 2011, 2010 and 2009, respectively.

Under FASB ASC No. 718, Compensation – Stock Compensation, the 15% discount and the look-back feature are considered compensatory items for which expense must be recognized. The Company valued Plan shares as a combination position consisting of 15% of a share of non-vested stock and 85% of a six-month stock option. The value of the non-vested stock was estimated based on the trading value of the Company’s common stock at the beginning of the offering period, and an expected life of six months. The resulting per-share value was multiplied by the shares estimated to be purchased during the offering period based on historical experience to arrive at a total estimated compensation cost for the offering period. The estimated compensation cost was recognized on a straight-line basis over the offering period.

Effective July 1, 2009, the Company suspended this plan. Factors taken into consideration were the expense of administering the plan, participation rate and the introduction of the Company-wide stock option grant as an alternative means of promoting employee stock ownership.

      Stock Option Plan

2011 Stock Option and Incentive Plan

On May 12, 2011, the Company’s stockholders approved the 2011 Stock Option and Incentive Plan (the 2011 Plan). The 2011 Plan provides for the issuance of up to a maximum number of shares of common stock equal to the sum of (i) 1,000,000, plus (ii) the number of shares of common stock underlying any grants pursuant to the 2011 Plan or the Plug Power Inc. 1999 Stock Option and Incentive Plan that are forfeited, canceled, repurchased or are terminated (other than by exercise). The shares may be issued pursuant to stock options, stock appreciation rights, restricted stock awards and certain other equity-based awards granted to employees, directors and consultants of the Company. No grants may be made under the 2011 Plan after May 12, 2021.  Equity awards granted prior to May 12, 2011, were made under the 1999 Stock Option and Incentive Plan.

At December 31, 2011 there were approximately 1.9 million options granted and outstanding and 219,000 options available to be issued under the 2011 Stock Option Plan. The 2011 Stock Option Plan permits the Company to: grant incentive stock options; grant non-qualified stock options; grant stock appreciation rights; issue or sell common stock with vesting or other restrictions, or without restrictions; grant rights to receive common stock in the future with or without vesting; grant common stock upon the attainment of specified performance goals; and grant dividend rights in respect of common stock. Options for employees issued under this plan generally vest in equal annual installments over three years and expire ten years after issuance. Options granted to members of the Board generally vest one year after issuance. To date, options granted under the 2011 Stock Option Plan have vesting provisions ranging from immediate vesting to three years in duration and expire ten years after issuance.

Compensation cost associated with employee stock options represented approximately $952,000 of the total share-based payment expense recorded for the year ended December 31, 2011. The Company estimates the fair value of stock options and shares issued under the employee stock purchase plan using a Black-Scholes valuation model, and the resulting fair value is recorded as compensation cost on a straight-line basis over the option vesting period. Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of the Company’s stock, an appropriate risk-free rate, and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company. The assumptions made for purposes of estimating fair value under the Black-Scholes model for the 1,618,400, 150,000 and 1,375,500 options granted during the years ended December 31, 2011, 2010 and 2009, respectively were as follows:

	2011	2010	2009
Dividend yield:	0%	0%	0%
Expected term of options (years):	6	6	6
Risk free interest rate:	1.16%-2.61%	1.52%-2.93%	1.79%-2.80%
Volatility:	74%-79%	94%-95%	85%-89%

The Company’s estimate of an expected option term was calculated in accordance with the simplified method for calculating the expected term assumption. The estimated stock price volatility was derived from the Company’s actual historic stock prices over the past six years, which represents the Company’s best estimate of expected volatility.

A summary of stock option activity for the year December 31, 2011 is as follows:

		Weighted	Weighted Average	Aggregate
		Average Exercise	Remaining	Instrinsic
	Shares	Price	Contractual Terms	Value
Options outstanding at December 31, 2010	432,846	$43.16	5.3	$-
Granted	1,618,400	3.71	10.0	-
Exercised	-	-	-	-
Forfeited	(39,578)	-	-	-
Expired	(62,671)	-	-	-
Options outstanding at December 31, 2011	1,948,997	$9.84	8.8	-
Options exercisable at December 31, 2011	339,536	38.72	5.0	-
Options unvested at December 31, 2011	1,609,461	3.74	9.6	-

The weighted average grant date fair value of options granted during the years ended December 31, 2011, 2010 and 2009 was $3.58, $3.80 and $6.60, respectively. There were no stock options exercised during the year ended December 31, 2011. As of December 31, 2011, there was approximately $3,384,000 of unrecognized compensation cost related to stock option awards to be recognized over the next three years. The total fair value of stock options that vested during the years ended December 31, 2011 and 2010 was approximately $952,000 and $247,000, respectively.

Restricted stock awards vest in equal installments over a period of one to three years. Restricted stock awards were valued based on the closing price of the Company’s common stock on the date of grant, and compensation cost is recorded on a straight-line basis over the share vesting period. The Company recorded expense of approximately $10,000 associated with its restricted stock awards in 2011. As of December 31, 2011, there was no unrecognized compensation cost related to restricted stock awards to be recognized over the next three years.

A summary of restricted stock activity for the year ended December 31, 2011 is as follows:

		Aggregate Intrinsic
	Shares	Value
Unvested restricted stock at December 31, 2010	437,958	$893,434
Granted	50,942	103,922
Forfeited	(157,187)	(320,661)
Vested	(50,942)	(103,922)
Unvested restricted stock at December 31, 2011	280,771	$572,773

For the years ended December 31, 2011, 2010, and 2009, the Company recorded expense of approximately $1.5 million, $1.2 million, and $1.9 million respectively, in connection with its share based payment awards.

401(k) Savings & Retirement Plan

The Company offers a 401(k) Savings & Retirement Plan to eligible employees meeting certain age and service requirements. This plan permits participants to contribute 100% of their salary, up to the maximum allowable by the Internal Revenue Service regulations. Participants are immediately vested in their voluntary contributions plus actual earnings or less actual losses thereon. Participants are vested in the Company’s matching contribution based on years of service completed. Participants are fully vested upon completion of three years of service. During 2002, the Company began funding its matching contribution in common stock. Accordingly, the Company has issued 133,748, 90,166 and 60,755 shares of common stock to the Plug Power Inc. 401(k) Savings & Retirement Plan during 2011, 2010 and 2009, respectively.  These shares have been adjusted to reflect the May 19, 2011 one-for-ten stock split of the Company’s common stock.

The Company’s expense for this plan, including the issuance of shares, was approximately $374,000, $441,000 and $534,000 for years ended December 31, 2011, 2010 and 2009, respectively.

     Long Term Incentive Plan

On October 28, 2009, the Compensation Committee recommended and the Board of Directors approved a Long Term Incentive (LTI) Plan pursuant to the terms of the Company’s 1999 Stock Option and Incentive Plan. Designed as an incentive vehicle to support employee efforts, the LTI Plan seeks to increase shareholder value by encouraging Plug Power employees to continue to work diligently to further the Company’s long term goals.

Under the LTI Plan, a select group of critical employees received a Restricted Stock Unit Award Agreement (Agreement) awarding a one-time grant of restricted stock units (RSUs) calculated using a multiple of the selected employee’s base salary. According to the Agreement, the restrictions on each participant’s RSU allocation will lapse over a three year period upon successful completion of weighted performance-based metrics. Specifically, restrictions on 25% of RSUs are tied to the Company’s achievement of revenue targets, while the restrictions on 75% of RSUs are tied to the Company’s achievement of earnings before interest expense, taxes, depreciation, amortization and non-cash charges for equity compensation (measurement referred to in the Agreement as “EBITDAS”) targets. Intended to supplement the annual employee incentive plan payout, the total number of RSUs lapsing each year will vary depending on the Company’s progress achieving the corresponding threshold, target or stretch goals.

In the event stretch revenue and EBITDAS metrics are reached during the next year of the grant period ending December 31, 2012, the Company could issue a maximum of 280,771 shares to LTI Plan participants, currently representing approximately 1.2% of total outstanding shares. Restrictions on these shares only lapse in the event the Company performs at the articulated performance metrics.

In 2011 and 2010, no threshold, target or stretch revenue and EBITDAS performance-based metrics were reached. Accordingly, no restrictions have lapsed, and 20% and 25% of the total awarded RSUs were forfeited for the 2011 and 2010 fiscal years, respectively. Therefore, no expense was recorded during the years ended December 31, 2011 and December 31, 2010, respectively, associated with these awards.

Other Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Other Related Party Transactions

14. Other Related Party Transactions

Pursuant to the Second Amendment to the Amended and Restated Distribution Agreement dated May 13, 2005, the Company currently has a non-exclusive distribution agreement with DTE Energy Technologies, Inc. (DTE), an affiliate of Edison Development Company and DTE Energy Corporation, for the states of Michigan, Ohio, Illinois, and Indiana. According to the most recent amendments to the agreement, the Company may sell directly or negotiate non-exclusive distribution rights with third parties for the GenCore, GenSite and GenSys2T products in these four states. For every product sold directly by the Company or by a third party within Michigan, Ohio, Illinois and Indiana the Company has agreed to pay a 5% commission to DTE based on sales price of units shipped to the above noted states. The distribution agreement expires on December 31, 2014.

As of December 31, 2011 and 2010, the Company had no payables due to DTE under this commission provision and no outstanding receivables from DTE.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value of Financial Instruments

15. Fair Value of Financial Instruments

The following disclosure of the estimated fair value of financial instruments is made in accordance with the provision of ASC No. 825-10-65, Financial Instruments – Transition and Open Effective Date Information (ASC 825-10-65). Although the estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies, the estimates presented are not necessarily indicative of the amounts that the Company could realize in current market exchanges.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents, accounts receivable, accrued interest receivable and payable, accounts payable and borrowings under line of credit: The carrying amounts reported in the consolidated balance sheets approximate fair value because of the short maturities of these instruments.

Licensing Agreement	12 Months Ended
Dec. 31, 2011
Licensing Agreement [Abstract]
Licensing Agreement

19. Licensing Agreement

On October 26, 2010, the Company licensed the intellectual property relating to its stationary power products, GenCore and GenSys, to IdaTech plc on a non-exclusive basis.  Plug Power maintains ownership of, and the right to use, the patents and other intellectual property licensed to IdaTech.  As part of the transaction, Plug Power also sold inventory, equipment and certain other assets related to its stationary power business. Total consideration for the licensing and assets was $5 million and was received during October 2010. The consideration was subject to reduction by a maximum of $1 million in the event that the Company did not deliver certain of the assets sold. As of December 31, 2010, $1.0 million was included in assets held for sale and $1.0 million was included in other current liabilities in the consolidated balance sheets.  Upon delivery of those certain assets in the quarter ended June 30, 2011 the $1.0 million in consideration was released.

Geographic Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Geographic Information

20. Geographic Information

The following is a summary of revenue for the years ended December 31, 2011, 2010 and 2009, based on physical location of the subsidiary making the sale:

	2011		2010		2009
	Product and		Product and
	service and licensed	Research and	service and licensed	Research and	Product and	Research and
	technology	development	technology	development	service	development
	revenue	contract revenue	revenue	contract revenue	revenue	contract revenue
United States	$23,739,828	$3,886,114	$15,740,087	$3,463,508	$4,683,627	$7,269,404
Canada	-	-	134,692	134,362	149,146	190,379
Total	$23,739,828	$3,886,114	$15,874,779	$3,597,870	$4,832,773	$7,459,783

Long-lived assets, representing the sum of net book value of property, plant, and equipment plus intangible assets, goodwill and other assets, based on physical location as of December 31, 2011 and 2010, are as follows:

	2011	2010
United States	$11,561,840	$13,839,370
Canada	4,599,636	6,133,894
Total	$16,161,476	$19,973,264

Unaudited Quarterly Financial Data (in thousands, except per share data)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data (in thousands, except per share data)

21. Unaudited Quarterly Financial Data (in thousands, except per share data)

		Quarters ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011
Product and service revenue	$4,993	$2,621	$4,313	$11,296
Research and development contract revenue	785	1,563	994	544
Licensed technonlogy revenue	163	163	163	28
Net loss	(7,243)	(6,753)	(6,291)	(7,167)
Loss per share:
Basic and Diluted	(0.55)	(0.41)	(0.28)	(0.32)
		Quarters ended
	March 31,	June 30,	September 30,	December 31,
	2010	2010	2010	2010
Product and service revenue	$3,163	$2,326	$4,795	$5,455
Research and development contract revenue	1,208	778	957	655
Licensed technonlogy revenue	-	-	-	136
Net loss	(10,558)	(18,516)	(9,292)	(8,593)
Loss per share:
Basic and Diluted	(0.81)	(1.41)	(0.71)	(0.65)

Note:  Per share information for the prior periods has been retroactively adjusted to reflect the May 19, 2011 one-for-ten reverse stock split of the Company’s common stock.

VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

PLUG POWER INC. AND SUBSIDIARIES SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
		Balance at	Additions			Balance at
		Beginning of	Charged to Cost	Deductions		End of
		Period	and Expenses	(Describe)		Period
	December 31, 2011
	Deducted from liability accounts:
	Product warranty reserve	862,480	1,021,100	672,671	(a)	1,210,909
	December 31, 2010
	Deducted from liability accounts:
	Product warranty reserve	-	1,004,822	142,342	(a)	862,480
(a)	Cost of warranty performed

Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2012
Basis Of Presentation Disclosure [Abstract]
Principles of Consolidation
Principles of Consolidation: The accompanying unaudited condensed interim consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. It is the Company’s policy to reclassify prior period consolidated financial statements to conform to current period presentation.

Interim Financial Statements

Interim Financial Statements: The accompanying unaudited condensed interim consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). In the opinion of management, all adjustments, which consist solely of normal recurring adjustments, necessary to present fairly, in accordance with U.S. generally accepted accounting principles (GAAP), the financial position, results of operations and cash flows for all periods presented, have been made. The results of operations for the interim periods presented are not necessarily indicative of the results that may be expected for the full year.

Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K filed for the fiscal year ended December 31, 2011.

The information presented in the accompanying condensed consolidated balance sheet as of December 31, 2011 has been derived from the Company’s December 31, 2011 audited consolidated financial statements. All other information has been derived from the Company’s unaudited condensed consolidated financial statements as of September 30, 2012 and for the three and nine months ended September 30, 2012 and 2011.

Use of Management Estimates
Use of Management Estimates: The unaudited condensed interim consolidated financial statements have been prepared in conformity with GAAP, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant Accounting Policies

Significant Accounting Policies:

Warrant accounting

We account for common stock warrants in accordance with applicable accounting guidance provided in Accounting Standards Codification (ASC) 815, Derivatives and Hedging – Contracts in Entity’s Own Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. In compliance with applicable securities law, registered common stock warrants that require the issuance of registered shares upon exercise and do not sufficiently preclude an implied right to cash settlement are accounted for as derivative liabilities. We classify these derivative warrant liabilities on the condensed consolidated balance sheets as a long term liability, which is revalued at each balance sheet date subsequent to the initial issuance. We use the Black-Scholes pricing model to value the derivative warrant liability. The Black-Scholes pricing model, which is based, in part, upon unobservable inputs for which there is little or no market data, requires the Company to develop its own assumptions.

The Company used the following assumptions for its common stock warrants. The risk-free interest rate for May 31, 2011 (issuance date), December 31, 2011, and September 30, 2012 were .75%, .33% and .30%, respectively. The volatility of the market price of the Company’s common stock for May 31, 2011, December 31, 2011 and September 30, 2012 were 94.4%, 78.6%, and 76.2%, respectively. The expected average term of the warrant used for all periods was 2.5 years. There was no expected dividend yield for the warrants granted. As a result, if factors change and different assumptions are used, the warrant liability and the change in estimated fair value could be materially different. Generally, as the market price of our common stock increases, the fair value of the warrant increases, and conversely, as the market price of our common stock decreases, the fair value of the warrant decreases. Also, a significant increase in the volatility of the market price of the Company's common stock, in isolation, would result in a significantly higher fair value measurement; and a significant decrease in volatility would result in a significantly lower fair value measurement. Changes in the fair value of the warrants are reflected in the condensed consolidated statement of operations as change in fair value of common stock warrant liability.

Joint Venture

We account for investments in joint ventures in which we have significant influence in accordance with applicable accounting guidance in Subtopic 323-10, Investments – Equity Method and Joint Ventures – Overall. On February 29, 2012 we completed the formation of our joint venture with Axane, S.A., a subsidiary of Air Liquide, under the name HyPulsion (the JV). The principal purpose of the JV is to develop and sell hydrogen fuel cell systems for the European material handling market. Axane contributed cash at the closing and will make additional fixed cash contributions in 2013 and 2014 in exchange for 55% ownership of the JV, subject to certain conditions. We contributed to the JV the right to use our technology, including design and technology know-how on GenDrive systems, in exchange for 45% ownership of the JV. Accordingly, we will share in 45% of the profits from the JV. We have not contributed any cash to the JV and we are not obligated to contribute any cash. We have an option in the future to contribute cash and become a majority owner of the JV.

In accordance with the equity method of accounting, the Company will increase its investment in the JV by its share of any earnings, and decrease its investment in the JV by its share of any losses. Losses in excess of the investment must be restored from future profits before we can recognize our proportionate share of profits. As of September 30, 2012, the Company had a zero basis for its investment in the JV.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

There are no recently issued accounting standards with pending adoptions that the Company’s management currently anticipates will have any material impact upon its financial statements.

Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Note [Abstract]
Schedule of changes in stockholder's equity

				Accumulated Other Comprehensive Income

	Common Stock		Additional Paid-in- Capital		Treasury Stock		Accumulated Deficit	Total Stockholders' Equity
	Shares	Amount			Shares	Amount
December 31, 2011	22,924,411	$229,244	$784,213,871	$928,744	165,906	$(1,552,382)	$(754,783,812)	$29,035,665
Net loss	-	-	-	-	-	-	(23,388,120)	(23,388,120)
Foreign currency translation gain	-	-	-	106,585	-	-	-	106,585
Stock based compensation	322,844	3,229	1,497,008	-	-	-	-	1,500,237
Public offering common stock, net	14,950,000	149,500	15,640,770	-	-	-	-	15,790,270
September 30, 2012	38,197,255	$381,973	$801,351,649	$1,035,329	165,906	$(1,552,382)	$(778,171,932)	$23,044,637

Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of the components of the calculations of basic and diluted earnings per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Numerator:
Net loss	$(10,325,464)	$(6,290,546)	$(23,388,120)	$(20,286,414)
Denominator:
Weighted average number of common shares outstanding	37,977,052	22,676,114	33,107,175	17,441,767

Schedule of potential dilutive common shares

	At September 30,
	2012	2011
Stock options outstanding	1,999,521	1,344,665
Unvested restricted stock	275,262	408,388
Common stock warrants (1)	9,421,008	7,128,563
Number of dilutive potential common shares	11,695,791	8,881,616

(1)

On May 31, 2011, the Company granted 7,128,563 warrants as part of an underwritten public offering. As a result of the March 28 and 29, 2012 public offerings described in Note 5, the number of warrants increased to 9,421,008.

Inventory (Tables)	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Schedule of the summary of Inventory
	September 30, 2012	December 31, 2011
Raw materials and supplies	$9,479,058	$9,159,004
Work-in-process	18,584	462,832
Finished goods	3,507,478	732,871
	$13,005,120	$10,354,707

Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of gross carrying amount and accumulated amortization of acquired identifiable intangible assets

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total

Acquired Technology	8 years	$15,900,000	$(11,607,664)	$1,281,656	$5,573,992
Customer Relationships	8 years	1,000,000	(677,083)	-	322,917
		$16,900,000	$(12,284,747)	$1,281,656	$5,896,909

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total
Acquired Technology	8 years	$15,900,000	$(9,974,597)	$1,132,529	$7,057,932
Customer Relationships	8 years	1,000,000	(583,296)	-	416,704
		$16,900,000	$(10,557,893)	$1,132,529	$7,474,636

Fair Value (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities at fair value on a recurring basis

		Quoted Prices in Active	Significant	Significant
		Markets for Identical	Other Observable	Unobservable
		Items	Inputs	Inputs
Balance at September 30, 2012	Total	(Level 1)	(Level 2)	(Level 3)
Common stock warrant liability	$1,594,323	$-	$-	$1,594,323

Schedule of liabilities measured at fair value on a recurring basis using significant unobservable inputs

Fair Value
Measurement Using
Significant
Common stock warrant liability	Unobservable Inputs

Beginning of period - January 1, 2012	$5,320,990

Change in fair value of common stock warrants	(3,726,667)

Fair value of common stock warrant liability at September 30, 2012	$1,594,323

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of the summary of the product warranty activity recorded during the period

	September 30, 2012	September 30, 2011
Beginning balance - January 1	$1,210,919	$862,480
Additions for current year deliveries	399,623	569,452
Reductions for payments made	(1,915,253)	(398,966)
Reserve Adjustment	3,273,324	561,750
Ending balance - September 30	$2,968,613	$1,594,716

Supplemental Disclosures of Cash Flows Information (Tables)	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule Of non-cash financing and investing activities
September 30, 2012		September 30, 2011
Stock-based compensation accrual impact, net	$(115)	$(211,614)
Change in unrealized gain on available-for-sale securities	-	18,502
Transfer of investment in leased property to inventory	-	263,239
Transfer of assets held for sale to inventory	-	1,000,000

Nature of Operations (Details Textuals) (USD $)	Sep. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2012 Silicon Valley Bank Credit facility	Mar. 30, 2012 Silicon Valley Bank Credit facility
Line of Credit Facility [Line Items]
Working Capital	$ 15,600,000
Cash and cash equivalents	9,461,404	[1]	13,856,893	22,802,185	10,955,403	14,580,983	80,844,500
Increase in credit facility									15,000,000
Availability under credit facility								$ 1,900,000

[1]	(Unaudited)

Basis of Presentation (Details Textuals)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2011	Sep. 30, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Risk-free interest rate	0.75%	0.30%	0.33%
Percentage of volatility of the market price of common stock	94.40%	76.20%	78.60%
Expected average term of the warrant used		2 years 6 months
Method used to calculate fair value of warrants		Black-Scholes pricing model

Basis of Presentation (Details Textuals 1)	1 Months Ended
Feb. 29, 2012
Subsidiary or Equity Method Investee [Line Items]
Percentage of contribution in the JV by company	45.00%
Profits from the JV	45.00%
Axane
Subsidiary or Equity Method Investee [Line Items]
Percentage of contribution in the JV for by Axane	55.00%

Multiple-Deliverable Revenue Arrangements (Details Textuals) (Contractual Arrangements, Maintenance and other support obligations, USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Contractual Arrangements | Maintenance and other support obligations
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenue recognized	$ 51,000	$ 152,000
Deferred revenue in the condensed consolidated balance sheets	$ 758,000	$ 758,000	$ 910,000

Loan and Security Agreement (Details Textuals) (Loan Agreement, Silicon Valley Bank, USD $)	9 Months Ended
Sep. 30, 2012
Loan Agreement | Silicon Valley Bank
Line of Credit Facility [Line Items]
Maximum access of financing under Loan and security agreement	$ 15,000,000
Loan Agreement, covenant terms	Advances under the Loan Agreement cannot exceed a borrowing base limit calculated using (A) an advanced rate of 80% on the Company's eligible accounts receivable and (B) an advanced rate of 25% on the Company's eligible inventory (subject to a limit of the lesser of (a) $3 million and (b) 30% of all outstanding advances), subject to certain reserves established by SVB and other adjustments.
Advanced rate of accounts receivable	80.00%
Advanced rate of inventory	25.00%
Inventory	3,000,000
Outstanding advances	30.00%
Loan agreement, interest rate description	Interest on advances of credit under the Loan Agreement for: (i) financed accounts receivables are equal to (a) SVB's prime rate, which is currently 3.25% per annum, plus 3.0% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB's prime rate plus 1.50% per annum; and (ii) financed inventory is equal to (a) SVB's prime rate plus 5.25% per annum or (b) if the Company maintains at all times during any month an adjusted quick ratio of 2.0 to 1.0, then SVB's prime rate plus 3.25% per annum. The minimum monthly interest charge is $6,000 per month. The Loan Agreement will be used by the Company to support its current working capital needs.
Financed accounts receivables interest rate description	Silicon Valley Bank's Prime Rate
Silicon Valley Bank's prime rate for accounts receivables	3.25%
Addition to prime rate for accounts receivable	3.00%
Maximum adjusted quick ratio for financing accounts receivable	2
Minimum adjusted quick ratio for financing accounts receivable	1
Addition to prime rate for inventory	1.50%
Financed inventory interest rate description	Silicon Valley Bank's Prime Rate
Financed inventory SVB's prime rate	5.25%
Maximum adjusted quick ratio for financing inventory	2
Minimum adjusted quick ratio for financing inventory	1
Silicon Valley Bank's accounts receivables prime rate for inventory	3.25%
Minimum monthly interest charge	6,000
Maximum adjusted quick ratio for financing	1.5
Minimum adjusted quick ratio for financing	1
Amount subject to judgments, claims or liabilities individually or in aggregate	150,000
Early termination fee	150,000
Terminated prior to	Mar 29, 2013
Borrowings under line of credit	1,000,000
Availability under credit facility	$ 1,900,000

Stockholders' Equity (Details) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Sep. 30, 2012 Additional Paid-in-Capital	Dec. 31, 2011 Additional Paid-in-Capital	Dec. 31, 2010 Additional Paid-in-Capital	Dec. 31, 2009 Additional Paid-in-Capital	Sep. 30, 2012 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss)	Sep. 30, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2008 Treasury Stock	Sep. 30, 2012 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance					$ 29,035,665		$ 42,913,363		$ 42,913,363	$ 88,268,753	$ 125,864,122	$ 229,244	$ 133,699	$ 1,305,913	$ 1,281,640	$ 784,213,871	$ 770,863,164	$ 767,808,572	$ 765,347,706	$ 928,744	$ 965,868	$ 803,209	$ (359,253)	$ (1,552,382)	$ (1,719,510)	$ (1,278,004)	$ (743,586)	$ (754,783,812)	$ (727,329,858)	$ (680,370,937)	$ (639,662,385)
Balance at December 31, 2011 (shares)												22,924,411	13,369,924	13,059,124	12,816,400									165,906	180,449	98,620	40,211
Net loss	(10,325,464)	[1]	(6,290,546)	[1]	(23,388,120)	[1]	(20,286,414)	[1]	(27,453,954)	(46,958,921)	(40,708,552)																	(23,388,120)	(27,453,954)	(46,958,921)	(40,708,552)
Foreign currency translation gain	110,625	[1]	(160,205)	[1]	106,585	[1]	(74,173)	[1]	(55,626)	276,959	1,293,770									106,585	(55,626)	276,959	1,293,770
Stock based compensation					1,500,237				1,847,517	1,882,378	2,287,048	3,229	2,217	31,079	22,190	1,497,008	1,848,330	1,851,299	2,264,858						(3,030)
Stock based compensation (in shares)												322,844	221,737	310,800	221,900										833
Public offering common stock, net					15,790,270				11,924,355			149,500	93,328			15,640,770	11,831,027
Public offering common stock, net (shares)												14,950,000	9,332,750
Balance	$ 23,044,637	[1]			$ 23,044,637	[1]			$ 29,035,665	$ 42,913,363	$ 88,268,753	$ 381,973	$ 229,244	$ 133,699	$ 1,305,913	$ 801,351,649	$ 784,213,871	$ 770,863,164	$ 767,808,572	$ 1,035,329	$ 928,744	$ 965,868	$ 803,209	$ (1,552,382)	$ (1,552,382)	$ (1,719,510)	$ (743,586)	$ (778,171,932)	$ (754,783,812)	$ (727,329,858)	$ (680,370,937)
Balance (in shares)												38,197,255	22,924,411	13,369,924	13,059,124									165,906	165,906	180,449	40,211

[1]	(Unaudited)

Stockholders' Equity (Details Textuals) (USD $)	0 Months Ended		1 Months Ended		0 Months Ended
	Jun. 30, 2011 Underwritten Public Offering 2011	Jun. 08, 2011 Underwritten Public Offering 2011	May 31, 2011 Underwritten Public Offering 2011 Portion	May 31, 2011 Underwritten Public Offering 2011 Common stock warrants	May 16, 2012 2011 Plan	May 12, 2011 2011 Plan
Public Offering [Line Items]
Issuance of maximum number of shares of common stock						1,000,000
Increase in number of shares					6,500,000
Public offering common stock, net (in shares)	231,000	836,750		8,265,000
Number of warrants called to purchase shares of common stock				7,128,563
Number of shares of common stock purchased by the underwriter				929,813
Net Proceeds, after underwriting discounts and commissions and other fees payable	$ 527,626	$ 1,874,990	$ 18,289,883
Portion of warrants in the share and warrant combination			0.75
Fair value recorded of common stock warranty liability			$ 8,768,143
Portion of common stock in the share and warrant combination			1
Price to public, per share and warrant combination			$ 2.42
Exercise price of the warrants on issuance of common stock				3

Stockholders' Equity (Details Textuals 1) (Underwritten Public Offering 2012, USD $)	1 Months Ended
	Mar. 28, 2012	Mar. 29, 2012
Public Offering [Line Items]
Underwritten public offering or sale of common stock	13,000,000	1,950,000
Sale of common stock, Price per share	$ 1.15	$ 1.15
Net Proceeds, after underwriting discounts and commissions and other fees payable	$ 13,704,745	$ 2,085,525
Common stock warrants
Public Offering [Line Items]
Exercise price of the warrants reduced per share of common stock	2.27
Number of warrants called to purchase shares of common stock	9,421,008
Sale of common stock, Price per share	$ 1.15

Earnings Per Share (Details) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Numerator
Net loss	$ (10,325,464)	[1]	$ (6,290,546)	[1]	$ (23,388,120)	[1]	$ (20,286,414)	[1]	$ (27,453,954)	$ (46,958,921)		$ (40,708,552)
Denominator
Weighted average number of common shares outstanding (in shares)	37,977,052	[1]	22,676,114	[1]	33,107,175	[1]	17,441,767	[1]	18,778,066	13,123,162	[2]	12,911,066	[2]

[1]	(Unaudited)
[2]	Share and per share information for the prior periods has been retroactively adjusted to reflect the May 19, 2011 one-for-ten reverse stock split of the Company's common stock.

Earnings Per Share (Details 1)	9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of dilutive potential common shares	11,695,791		8,881,616
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of dilutive potential common shares	1,999,521		1,344,665
Unvested restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of dilutive potential common shares	275,262		408,388
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of dilutive potential common shares	9,421,008	[1]	7,128,563	[1]

[1]	On May 31, 2011, the Company granted 7,128,563 warrants as part of an underwritten public offering. As a result of the March 28 and 29, 2012 public offerings described in Note 5, the number of warrants increased to 9,421,008.

Earnings Per Share (Parentheticals) (Details 1) (Common stock warrants)	Mar. 29, 2012	May 31, 2011
Common stock warrants
Class of Warrant or Right [Line Items]
Warrants granted		7,128,563
Number of warrants	9,421,008

Inventory (Details) (USD $)	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 9,479,058		$ 9,159,004
Work-in-process	18,584		462,832
Finished goods	3,507,478		732,871
Inventory	$ 13,005,120	[1]	$ 10,354,707	$ 10,539,116

[1]	(Unaudited)

Inventory (Details Textuals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Customer Lease Agreement Unit
Customer Lease Agreement [Line Items]
Finished goods	$ 3,507,478	$ 732,871	$ 3,000,000
Number of units shipped to customer			245

Intangible Assets (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 16,900,000	$ 16,900,000
Accumulated Amortization	(12,284,747)	(10,557,893)
Effect of Foreign Currency Translation	1,281,656	1,132,529
Total	5,896,909 [1]	7,474,636	9,871,394
Acquired Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	8 years	8 years
Gross Carrying Amount	15,900,000	15,900,000
Accumulated Amortization	(11,607,664)	(9,974,597)
Effect of Foreign Currency Translation	1,281,656	1,132,529
Total	5,573,992	7,057,932
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	8 years	8 years
Gross Carrying Amount	1,000,000	1,000,000
Accumulated Amortization	(677,083)	(583,296)
Effect of Foreign Currency Translation
Total	$ 322,917	$ 416,704

[1]	(Unaudited)

Income Taxes (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Feb. 28, 2011
Operating Loss Carryforwards [Line Items]
Federal and state net operating loss carry-forwards			$ 675	$ 703
Federal research and experimentation tax credit carry-forwards expire prior to utilization			618
Net Unrealized Built in Losses per IRS Notice 2003-65		9.4	36.5
Income tax losses recognized period		5 years
Gross deferred tax liability		2.6	3.6
Percentage of change in ownership	5.00%
Federal and state net operating loss carry-forwards not expiring prior to utilization	14.9
Gross deferred tax asset and related valuation allowance decrease	24.6
Losses during the five year recognition period	36.5
Potential recognized deferred income tax liabilities if ownership changed per IRC Section 382	13.9
Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Federal research and experimentation tax credit carry-forwards expire prior to utilization			$ 15.6	$ 15.6

Note Receivable (Details Textuals) (USD $)	Sep. 30, 2012		May 25, 2012
Note Receivable [Abstract]
Execution of Promissory Note with Forem Energy Group			$ 663,359
Annual Interest Rate			2.90%
Note Receivable	585,611	[1]
Note Receivable, Prepaid expenses and other current assets	$ 63,398

[1]	(Unaudited)

Fair Value (Details) (Fair Value, Measurements, Recurring, Common stock warrants, USD $)	Sep. 30, 2012
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability	$ 1,594,323
Quoted Prices in Active Markets for Identical Items (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability	$ 1,594,323

Fair Value (Details 1) (Fair Value, Measurements, Recurring, Significant Unobservable Inputs (Level 3), Common stock warrants, USD $)	9 Months Ended
Sep. 30, 2012
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Common stock warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period - January 1, 2012	$ 5,320,990
Change in fair value of common stock warrants	(3,726,667)
Fair value of common stock warrant liability at September 30, 2012	$ 1,594,323

Commitments and Contingencies (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Beginning balance - January 1	$ 1,210,919	$ 862,480
Additions for current year deliveries	399,623	569,452
Reductions for payments made	(1,915,253)	(398,966)
Reserve Adjustment	3,273,324	561,750
Ending balance - September 30	$ 2,968,613	$ 1,594,716

Commitments and Contingencies (Details Textuals) (Silicon Valley Bank, Standby Letters of Credit, USD $)	Sep. 30, 2012
Silicon Valley Bank | Standby Letters of Credit
Line of Credit Facility [Line Items]
Letter of credit	$ 525,000

Commitments and Contingencies (Details Textuals 1) (Equipment Sale Agreement, USD $)	9 Months Ended
Sep. 30, 2012 Stacks
Equipment Sale Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of fuel cell stacks purchased	2,347
Total number of fuel cell stacks committed to purchase	3,250
Amount committed to Ballard fuel cell stacks	$ 9,400,000
Remaining commitment to Ballard	2,200,000
One-time non-recurring engineering fee	$ 450,000
Non-recurring engineering fee amortized to research and development expense	18 months

Commitments and Contingencies (Details Textuals 2) (Accounts Receivable)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Customer	Dec. 31, 2011 Customer
Concentration Risk [Line Items]
Total Percent at risk for various customers	79.40%	83.00%
Number of customers	4	5
Customer One
Concentration Risk [Line Items]
Total Percent at risk for various customers	61.00%	27.00%
Customer Two
Concentration Risk [Line Items]
Total Percent at risk for various customers	8.80%	17.30%
Customer Three
Concentration Risk [Line Items]
Total Percent at risk for various customers	5.00%	16.40%
Customer Four
Concentration Risk [Line Items]
Total Percent at risk for various customers	4.60%	12.10%
Customer Five
Concentration Risk [Line Items]
Total Percent at risk for various customers		10.20%

Commitments and Contingencies (Details Textuals 3)	9 Months Ended
	Sep. 30, 2012 Customer	Sep. 30, 2011 Agency Customer
Concentration Risk [Line Items]
Product warranty	The product and service revenue contracts we entered into generally provide a one to two-year product warranty to customers from date of installation.
Sales
Concentration Risk [Line Items]
Concentration Risk, Percentage	55.50%	63.70%
Number of customers	3	2
Number Of Federal Government Agencies		2
Sales | Customer One
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.80%	22.50%
Sales | Customer Two
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.40%	20.70%
Sales | Customer Three
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.30%
Sales | Federal Government Agencies One
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.50%
Sales | Federal Government Agencies Two
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%

Supplemental Disclosures of Cash Flows Information (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Supplemental Cash Flow Elements [Abstract]
Stock-based compensation accrual impact, net	$ (115)	$ (211,614)
Change in unrealized gain on available-for-sale securities		18,502
Transfer of investment in leased property to inventory		263,239
Transfer of assets held for sale to inventory		$ 1,000,000

Subsequent Events (Details Textuals) (Subsequent Event, Common Stock, USD $)	0 Months Ended
Oct. 12, 2012
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Deficiency notice	On October 12, 2012, the Company received a deficiency notice from The Nasdaq Stock Market ("Nasdaq") stating that it no longer complies with Nasdaq Marketplace Rule 5550(a)(2) because the bid price of the Company's common stock closed below the required minimum $1.00 per share for the previous 30 consecutive business days. The notice also indicated that, in accordance with Marketplace Rule 5810(c)(3)(A), Plug Power has a period of 180 calendar days, until April 10, 2013, to regain compliance with Rule 5550(a)(2).
Number of consecutive business days	30 days
Number of calendar days until April 10, 2013	180 days
Required minimum Bid Price of company's common stock (in dollars per share)	$ 1
Minimum of consecutive business days before April 10,2013	10 days